UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Susan K. Countess

Capital Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Private Client Services Funds

Capital Core Municipal Fund

Capital Short-Term Municipal Fund

Capital California Core Municipal Fund

Capital California Short-Term Municipal Fund

Capital Core Bond Fund

Capital Global Equity Fund

Capital Non-U.S. Equity Fund

Capital U.S. Equity Fund

Semi-annual report for the period November 1, 2012 through April 30, 2013                                      thecapitalgroup.com/pcs

Capital Group Private Client Services Funds
Investment Adviser’s Report
April 30, 2013 (unaudited)

Dear Shareholder:

World financial markets posted solid gains during the six months ended April 30, 2013, bolstered by signs of steady recovery in the U.S. economy. Markets were also aided by accommodative monetary policies as central banks around the world continued to pump liquidity into financial systems. These actions kept interest rates low and encouraged equity investment and spending.

Japanese stocks have been a particular area of strength. The Bank of Japan’s new governor, Haruhiko Kuroda, surprised the market by announcing plans for aggressive quantitative easing, including a pledge to double the monetary base over two years to achieve a 2% inflation target by 2015. In early May, shortly after the close of the period, the European Central Bank cut its benchmark interest rate by a quarter percentage point to a record low of 0.5%. Meanwhile, the U.S. Federal Reserve has upheld its commitment to keep interest rates low and continue its bond-buying program until well after the economy has recovered.

Central banks are expected to maintain accommodative policies that support growth and increase the attractiveness of riskier assets for the foreseeable future. Nevertheless, investors exercised some caution throughout the rally, favoring defensive sectors such as utilities, telecommunications, health care and consumer staples. Over the past few months, investors have slowly begun to venture into sectors that are more sensitive to economic strength, including financials, consumer discretionary and industrials. Investors could exit the perceived safe haven of U.S. Treasury bonds and ultimately deploy more money into equities. Such a rotation has the potential to fuel further growth in global markets.

Against the backdrop of this positive outlook, it is important to remember that developed nations are still heavily reliant on monetary policy to drive growth while their labor markets improve. Furthermore, persistent challenges such as the outsize deficit in the U.S. and the European sovereign debt crisis remain unresolved.

Despite these uncertainties, equities sustained strong growth during the period, and demand for fixed-income securities also remained robust. The ongoing search for better yields in today’s low-interest-rate environment has particularly benefited U.S. corporate high-yield bonds, although the entire fixed-income market advanced.

Below is a more detailed discussion regarding the investment results of each of the Capital Group Private Client Services Funds during the covered reporting period:

Equity Commentary

Over the past six months, The Capital U.S. Equity Fund rose 14%, tracking the same return as the S&P 500 index. The Capital Global Equity Fund was also in line with its benchmark, gaining 14.5% alongside the MSCI World Index. The Capital Non-U.S. Equity Fund had a milder gain than its benchmark, advancing 12%, compared with 16.9% for the MSCI EAFE Index. Japan’s Nikkei stock average—a significant component of the MSCI EAFE—gained more than 50% during the period. Portfolio holdings had little or no exposure to the leaders of the rally such as financials, trading companies and lower-quality businesses. We have been focusing more on oligopolistic companies that are export-oriented.

The health care sector is one in which we can effectively apply our research-intensive, bottom-up investing approach to identify companies with product pipelines that include therapies and treatments with the potential to address unmet patient needs or improve upon drugs currently available in the market. Although many companies in this industry face patent pressures and have bloated cost structures, there are exceptions. We have focused on finding those with the strongest fundamentals and most compelling prospects for long-term growth. New holding Ironwood Pharmaceuticals is an example. It was added to the Capital U.S. Equity and Capital Global Equity Funds during the period. In addition to being impressed with the company’s management team, some portfolio managers believe the pricing and likely strong demand for Ironwood’s forthcoming gastrointestinal disease treatment will translate into an acceleration of future

Capital Group Private Client Services Funds
Investment Adviser’s Report
April 30, 2013 (unaudited) (continued)

growth. Certain managers also increased their positions in Roche in the Capital Global Equity and Capital Non-U.S. Equity Funds. The Swiss diagnostic and therapeutic products company continues to expand its lead position in oncology drugs based on technology that was largely acquired when it bought Genetech several years ago.

Japan garnered the attention of investors during the period as the unveiling of the country’s new stimulus program greatly boosted Japanese equities. The rally benefited commercial banks, whose profitability is heavily influenced by market performance because of their large domestic stock portfolios. Some members of the portfolio management teams in the Capital Global Equity and Capital Non-U.S. Equity Funds initiated a small investment in Japanese bank Sumitomo Mitsui Financial. This company has a well-capitalized balance sheet and pays a high dividend, making it attractive at current price levels. Though Japanese banks face with continuing challenges, they should benefit if a more inflationary environment takes hold in response to recent government initiatives.

Despite the optimism exhibited in the Japanese market, portfolio managers remain acutely aware of structural and demographic economic problems that the country must address in order to return to reliable growth. Companies that are positioned to perform well regardless of the macroeconomic environment include those that are export-oriented and have minimal reliance on the domestic economy to support their growth initiatives, as well as dominant global market share in their industries. Additionally, they must possess exceptional management teams with the expertise and flexibility to adapt to a dynamic economic environment. Hamamatsu Photonics and Trend Micro—holdings in the Capital Global Equity and Capital Non-U.S. Equity Funds—have strong export fundamentals and possess specific technology assets that make them market leaders.

Mining company Barrick Gold, which has been hurt by lower metal prices and rising costs, detracted from the results of the Capital Global and Capital U.S. Equity Funds. Canadian oil producer Cenovus Energy negatively affected all of the funds, as its stock was pressured by escalating costs and lower near-term oil demand.

Fixed-Income Commentary

The cautious environment broadly helped fixed-income securities over the past six months, and spreads on lower-quality bonds tightened as investors accepted greater credit risk in exchange for higher income. During this period, fixed-income investors confronted two countervailing forces: on the one hand, promising data raised expectations that economic improvements would prompt the Fed to discontinue its bond purchases earlier than planned, potentially causing interest rates to rise and put bond prices under pressure; on the other hand, investors remained concerned that overarching global challenges might prove disruptive.

The Capital Core Bond, Capital Core Municipal, Capital Short-Term Municipal, Capital California Core Municipal and Capital California Short-Term Municipal Funds all rose modestly during the period, up 0.7%, 1.3%, 0.5%, 1.4% and 0.6%, respectively.

Some of the weaknesses that had plagued the municipal bond market have eased. Most municipalities receive the bulk of their revenues from property, income and sales taxes, all of which have increased as the economy has steadily recovered. However, local governments with larger problems related to outsize pension obligations and irresponsible spending plans are still under pressure despite some of these positive developments. For this reason, portfolio managers continue to maintain a cautious approach to investment in these bonds. They continue to believe that revenue-backed bonds with easily identifiable revenue sources and state government general obligation bonds represent good value without adding unnecessary risk to client portfolios. These types of bonds have positively contributed to the results of the Capital Core Municipal, the Capital California Core Municipal and the Capital Short-Term Municipal Funds.

Although managers largely expect the Fed to continue accommodative monetary policies in the near term, they are preparing for the eventual rise in rates by modestly shortening duration over the next year or two. They do not feel the

Capital Group Private Client Services Funds
Investment Adviser’s Report
April 30, 2013 (unaudited) (continued)

current economic outlook warrants more-immediate action and are seeking incremental yield across a range of high-quality securities. To provide some cushion against possible inflation, they have slightly increased exposure to Treasury Inflation-Protected Securities in the Capital Core Bond Fund and floating-rate securities in all five of the Capital bond funds.

Today’s low-rate environment has increased the appeal of riskier assets, and higher-yielding lower-quality bonds may seem particularly enticing. However, it is important not to lose sight of the purpose that high-quality fixed-income securities fulfill in a well-balanced portfolio, providing a measure of protection during times of stock market volatility as a result of their historically low correlation to equities.

We appreciate the continued trust and confidence you have placed in us to manage your assets. We look forward to reporting back to you again in six months.

Sincerely yours,

John B. Emerson	Shelby Notkin	John R. Queen
President	Senior Vice President and	Senior Vice President and
	Equity Portfolio Manager	Fixed-Income Portfolio Manager

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.37%
Alabama - 2.60%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$1,230	$1,504	0.47%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	125	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,093	0.34
5.00%, 05/01/17	1,000	1,168	0.37
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,044	0.64
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,157	0.68
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	178	0.06
________________________________
		8,269	2.60
________________________________
Alaska - 0.33%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	1,000	1,051	0.33
________________________________
		1,051	0.33
________________________________
Arizona - 3.28%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.07%, 02/01/48[1]	3,000	3,053	0.96
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	213	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,148	0.36
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,134	0.35
5.00%, 07/01/20	2,800	3,440	1.08
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	152	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,125	0.35
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	160	194	0.06
________________________________
		10,459	3.28
________________________________
California - 9.04%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,504	0.47
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,097	0.34
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	112	0.04
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.00%, 04/01/47[1]	1,500	1,500	0.47
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.92%, 04/01/47[1]	1,000	1,000	0.31
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/20	1,200	1,417	0.45
5.00%, 04/01/21	1,250	1,573	0.49
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	141	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	918	0.29
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.72%, 04/01/38[1]	1,250	1,254	0.39

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.50%, 10/01/47[1]	$1,000	$1,000	0.31%
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.72%, 04/01/38[1]	1,700	1,706	0.54
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	800	985	0.31
California State Public Works Board, Rev. Bonds, Series C, 5.00%, 03/01/23	780	972	0.31
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,240	0.39
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	115	0.04
City of Irvine, Special Assessment Ref. Bonds, 4.00%, 09/02/17	1,215	1,358	0.43
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.57%, 06/01/25[1]	930	930	0.29
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/20	2,700	3,277	1.03
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	726	0.23
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	106	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.82%, 07/01/19[1]	100	94	0.03
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	619	0.19
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	203	0.06
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	687	0.22
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,832	0.58
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	110	0.03
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,588	0.50
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	123	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	320	390	0.12
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	236	0.07
________________________________
		28,813	9.04
________________________________
Colorado - 2.88%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	231	0.07
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	343	0.11
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	154	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	133	0.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,300	0.72
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	645	812	0.26
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,175	0.37
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,407	0.76

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
2.50%, 06/27/13	$1,600	$1,606	0.50%
________________________________
		9,161	2.88
________________________________
District of Columbia - 2.12%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.82%, 12/01/15[1]	1,250	1,250	0.39
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.70%, 10/01/44[1]	2,475	2,477	0.78
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,800	0.88
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	219	0.07
________________________________
		6,746	2.12
________________________________
Florida - 12.71%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	716	0.22
5.00%, 06/01/20	1,100	1,328	0.42
5.25%, 06/01/17	2,100	2,446	0.77
6.00%, 06/01/16	300	347	0.11
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,801	0.56
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,170	0.37
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	120	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	111	0.03
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,216	0.38
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,370	0.43
5.00%, 11/15/17	2,000	2,349	0.74
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	103	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,302	0.41
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	305	0.10
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	113	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,177	0.37
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	810	869	0.27
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,180	1,271	0.40
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	620	678	0.21
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	158	0.05
5.00%, 07/01/15	1,435	1,577	0.49
5.00%, 07/01/16	2,100	2,388	0.75
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	733	0.23
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	577	0.18
5.00%, 07/01/16	2,000	2,279	0.72

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	$1,450	$1,721	0.54%
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,055	0.33
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	102	0.03
5.00%, 01/15/20	300	362	0.11
5.00%, 01/15/23	300	355	0.11
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	204	0.06
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	212	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	208	0.07
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 07/01/21	1,750	2,125	0.67
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	445	0.14
3.00%, 07/01/16	2,050	2,191	0.69
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	108	0.03
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,184	0.37
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	477	0.15
Orlando-Orange County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 07/01/19	2,000	2,424	0.76
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	305	0.10
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	520	0.16
________________________________
		40,502	12.71
________________________________
Georgia - 2.61%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	366	0.12
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,437	0.45
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,338	0.73
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	236	0.07
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	477	0.15
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	111	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,226	0.39
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series GG, 5.00%, 01/01/19	700	842	0.26
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	615	0.19
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	102	0.03

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Georgia—continued
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	$540	$558	0.18%
________________________________
		8,308	2.61
________________________________
Hawaii - 0.99%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	743	0.23
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,552	0.49
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	849	0.27
________________________________
		3,144	0.99
________________________________
Illinois - 8.03%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	107	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,874	0.59
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,860	0.58
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,195	0.38
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,157	0.36
County of Cook, G.O. Prop. Tax Ref. Bonds, Series A, 5.25%, 11/15/22	2,000	2,414	0.76
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	221	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	305	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	155	161	0.05
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 11/01/30[1]	1,000	1,199	0.38
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	110	0.03
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,500	1,814	0.57
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.10%, 07/01/13	235	236	0.07
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,077	0.34
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,117	0.66
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured), 5.375%, 06/01/13	100	100	0.03
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,224	0.38
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,492	0.78
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,428	0.45
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	2,002	0.63
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,376	0.75
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	117	0.04
________________________________
		25,586	8.03
________________________________
Indiana - 1.39%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	115	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,543	0.48
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,446	0.45

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	$1,000	$1,174	0.37%
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	164	0.05
________________________________
		4,442	1.39
________________________________
Iowa - 0.43%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	993	991	0.31
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	371	0.12
________________________________
		1,362	0.43
________________________________
Kentucky - 0.42%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.774%, 05/01/20[1]	465	463	0.14
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	830	880	0.28
________________________________
		1,343	0.42
________________________________
Louisiana - 1.07%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	334	0.11
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	266	0.08
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,817	0.57
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.97%, 05/01/43[1]	1,000	1,000	0.31
________________________________
		3,417	1.07
________________________________
Massachusetts - 1.95%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	181	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	110	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,112	0.35
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,064	0.33
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,365	0.43
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	122	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,212	0.38
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/39[1]	100	101	0.03
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	835	836	0.26
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	106	0.03
________________________________
		6,209	1.95
________________________________

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Michigan - 3.65%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	$1,400	$1,650	0.52%
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,394	0.75
5.00%, 01/01/21	700	853	0.27
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	102	0.03
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,768	0.55
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,444	0.45
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	300	0.09
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	170	0.05
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	214	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	725	886	0.28
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,746	0.55
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	113	0.04
________________________________
		11,640	3.65
________________________________
Minnesota - 0.85%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	860	922	0.29
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	765	812	0.25
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	991	989	0.31
________________________________
		2,723	0.85
________________________________
Mississippi - 0.74%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,180	2,345	0.74
________________________________
		2,345	0.74
________________________________
Missouri - 0.13%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	78	0.02
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	207	0.07
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	123	0.04
________________________________
		408	0.13
________________________________
Nebraska - 0.36%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,154	0.36
________________________________
		1,154	0.36
________________________________

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Nevada - 1.79%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	$100	$111	0.03%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	369	0.12
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,609	0.51
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,277	0.71
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,333	0.42
________________________________
		5,699	1.79
________________________________
New Hampshire - 0.20%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	630	0.20
________________________________
		630	0.20
________________________________
New Jersey - 4.52%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,260	0.40
5.00%, 11/01/21	200	255	0.08
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,091	0.34
5.00%, 12/15/17	2,000	2,366	0.74
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.12%, 02/01/17[1]	1,025	1,027	0.32
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	106	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	104	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,105	0.35
5.00%, 12/01/17	1,420	1,614	0.51
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.00%, 01/01/24[1]	1,850	1,851	0.58
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	548	0.17
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	805	0.25
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,260	0.71
________________________________
		14,392	4.52
________________________________
New Mexico - 0.17%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.934%, 12/01/28[1]	545	542	0.17
________________________________
		542	0.17
________________________________
New York - 7.58%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,353	0.74
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	112	0.03

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New York—continued
Erie County Ind. Dev. Agcy., Lease Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 05/01/20	$1,000	$1,230	0.39%
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,307	0.41
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,063	0.65
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.22%, 11/01/20[1]	2,000	2,000	0.63
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,225	0.38
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series E, 4.00%, 11/15/19	1,500	1,735	0.54
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,302	0.72
New York City Transitional Fin. Auth. Building Aid Rev., Public Imps. Income Tax Rev. Bonds, Series S-1, 5.00%, 07/15/20	865	1,075	0.34
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	121	0.04
New York City Trust For Cultural Res. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,287	0.40
New York Muni. Bond Bank Agcy., Misc. Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 12/01/20	2,000	2,477	0.78
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	211	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	564	0.18
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,164	0.36
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	705	752	0.24
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,156	0.68
________________________________
		24,134	7.58
________________________________
North Carolina - 1.32%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	122	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	488	0.15
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	204	0.07
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	3,035	0.95
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	300	349	0.11
________________________________
		4,198	1.32
________________________________
North Dakota - 0.21%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	600	653	0.21
________________________________
		653	0.21
________________________________
Ohio - 4.25%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,419	0.45
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,171	0.37
County of Allen, Lease Rev. Ref. Bonds, Series B:

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Ohio—continued
5.00%, 09/01/18	$1,000	$1,193	0.37%
5.00%, 09/01/19	2,000	2,426	0.76
5.00%, 09/01/20	1,030	1,257	0.39
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	700	810	0.25
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,117	0.35
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,170	0.37
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,194	0.38
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,773	0.56
________________________________
		13,530	4.25
________________________________
Oklahoma - 0.07%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	228	0.07
________________________________
		228	0.07
________________________________
Oregon - 0.34%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	1,000	1,096	0.34
________________________________
		1,096	0.34
________________________________
Pennsylvania - 3.11%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	400	490	0.15
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,287	1.03
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	220	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,759	0.55
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	208	0.06
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.90%, 12/01/18[1]	1,500	1,503	0.47
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,904	0.60
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/31[1]	300	306	0.10
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	243	0.08
________________________________
		9,920	3.11
________________________________
Puerto Rico - 0.03%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	101	0.03
________________________________
		101	0.03
________________________________
South Carolina - 1.44%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	1,025	1,196	0.38

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
South Carolina—continued
5.00%, 11/01/20	$500	$610	0.19%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,115	1,202	0.38
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,456	0.46
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	107	0.03
________________________________
		4,571	1.44
________________________________
Tennessee - 1.46%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	134	0.04
5.00%, 12/01/18	100	122	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.82%, 10/01/38[1]	1,400	1,400	0.44
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	995	1,088	0.34
4.50%, 07/01/37	935	1,023	0.32
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	820	880	0.28
________________________________
		4,647	1.46
________________________________
Texas - 7.29%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,217	0.38
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	171	0.05
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.97%, 05/15/34[1]	1,400	1,405	0.44
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,820	0.57
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	100	0.03
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	115	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	106	0.03
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,865	0.59
4.00%, 12/01/16	955	1,071	0.34
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	113	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,100	0.35
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,166	0.37
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	528	0.17
5.00%, 11/15/18	275	333	0.10
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.50%, 07/01/31[1]	275	275	0.09
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	109	0.03

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 05/15/25	$1,310	$1,589	0.50%
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	108	0.03
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 01/01/22	1,000	1,220	0.38
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,200	1,236	0.39
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	120	0.04
6.00%, 01/01/21	100	119	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	880	1,053	0.33
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	2,000	2,016	0.63
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	104	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	104	0.03
5.00%, 08/15/23	350	393	0.12
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,679	0.53
Texas Tech Univ., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/25	900	1,089	0.34
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	707	0.22
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	102	0.03
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	106	0.03
________________________________
		23,239	7.29
________________________________
Utah - 0.10%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	106	0.03
5.00%, 07/01/16	200	211	0.07
________________________________
		317	0.10
________________________________
Virginia - 0.46%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	750	829	0.26
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	238	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	296	0.09
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	102	0.03
________________________________
		1,465	0.46
________________________________
Washington - 3.25%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,163	0.68
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	114	0.04

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Washington—continued
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	$500	$550	0.17%
5.00%, 07/01/17	1,000	1,177	0.37
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,941	0.61
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	173	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,698	0.53
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	116	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	103	0.03
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	969	0.30
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,349	0.42
________________________________
		10,353	3.25
________________________________
Wisconsin - 1.20%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,339	0.42
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	115	0.03
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,399	0.44
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 07/01/20	800	984	0.31
________________________________
		3,837	1.20
________________________________
Total bonds & notes (cost: $286,012,818)		300,634	94.37
________________________________
Short-term securities - 6.32%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series B, 0.18%, 03/01/31[1]	700	700	0.22
City of Chicago, G.O. Prop. Tax Rev. Ref. Bonds, Series F, 0.18%, 01/01/42[1]	1,350	1,350	0.42
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.18%, 11/15/35[1]	500	500	0.16
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series B, 0.21%, 03/01/26[1]	4,700	4,700	1.48
County of Montgomery, G.O. Prop. Tax Ref. Bonds, 0.17%, 06/01/26[1]	1,500	1,500	0.47
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.17%, 08/01/44[1]	550	550	0.17
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.18%, 02/15/35[1]	800	800	0.25
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series K, 0.17%, 07/01/37[1]	500	500	0.16
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 0.18%, 07/01/26[1]	950	950	0.30
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.18%, 12/01/30[1]	3,000	3,000	0.94
Missouri State Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series C, 0.17%, 09/01/30[1]	2,100	2,100	0.66
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series D, 0.17%, 09/01/30[1]	1,200	1,200	0.38
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.25%, 07/01/38[1]	780	780	0.24

Capital Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Virginia College Building Auth., Univ. & College Imps. Misc. Rev. Bonds, Series C, 0.20%, 02/01/26[1]	$1,500	$1,500	0.47%
________________________________
Total Short-term securities (cost: $20,130,000)	20,130	6.32
________________________________
Total investment securities (cost: $306,142,818)	320,764	100.69
Other assets less liabilities	(2,188)	(0.69)
________________________________
Net assets	$318,576	100.00%
________________________________
________________________________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate market value of these securities amounted to $751,469, representing 0.24% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement

Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.32%
Alabama - 1.77%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,093	0.89%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,078	0.88
________________________________
		2,171	1.77
________________________________
Arizona - 1.26%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	404	0.33
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	212	0.17
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	295	0.24
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	631	0.52
________________________________
		1,542	1.26
________________________________
California - 8.16%
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.00%, 04/01/47[1]	550	550	0.45
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	593	0.48
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	459	0.37
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.72%, 04/01/38[1]	1,000	1,003	0.82
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.72%, 04/01/38[1]	1,000	1,003	0.82
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	673	0.55
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	775	883	0.72
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.57%, 06/01/25[1]	465	465	0.38
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/19	1,500	1,800	1.47
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	330	0.27
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	484	0.40
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	188	0.15
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	421	0.34
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,154	0.94
________________________________
		10,006	8.16
________________________________
Colorado - 7.19%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	459	0.38
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,077	0.88
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	1,000	1,071	0.87

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	$500	$543	0.44%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 03/01/18	525	601	0.49
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,050	0.86
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,407	1.96
2.50%, 06/27/13	1,600	1,606	1.31
________________________________
		8,814	7.19
________________________________
Connecticut - 0.38%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	463	0.38
________________________________
		463	0.38
________________________________
District of Columbia - 3.67%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	107	0.09
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.82%, 12/01/15[1]	1,000	1,000	0.82
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.70%, 10/01/44[1]	2,100	2,102	1.71
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,192	0.97
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	101	0.08
________________________________
		4,502	3.67
________________________________
Florida - 9.66%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,790	2,018	1.65
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	636	0.52
City of Lakeland, Energy Res. Auth. Rev. Ref. Bonds, 1.32%, 10/01/14[1]	600	605	0.49
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	833	0.68
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	244	0.20
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,435	1.17
5.00%, 10/01/17	450	532	0.43
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	580	629	0.51
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	335	367	0.30
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,594	1.30
5.00%, 07/01/16	190	216	0.18
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	338	0.28
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	604	0.49
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,055	0.86

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	$100	$102	0.08%
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	102	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	533	0.44
________________________________
		11,843	9.66
________________________________
Georgia - 0.88%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 09/01/17	250	292	0.24
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	575	0.47
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	213	0.17
________________________________
		1,080	0.88
________________________________
Guam - 0.56%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	690	0.56
________________________________
		690	0.56
________________________________
Hawaii - 1.06%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	107	0.09
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,192	0.97
________________________________
		1,299	1.06
________________________________
Illinois - 8.58%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,088	0.89
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/34[1]	450	481	0.39
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	350	0.29
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	357	0.29
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,484	1.21
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,209	0.99
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,031	0.84
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	760	0.62
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	101	0.08
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,093	0.89
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,121	0.91
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,449	1.18
________________________________
		10,524	8.58
________________________________
Indiana - 0.94%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	672	0.55

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	$405	$477	0.39%
________________________________
		1,149	0.94
________________________________
Kentucky - 1.55%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.799%, 05/01/20[1]	515	512	0.42
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	295	313	0.25
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,080	0.88
________________________________
		1,905	1.55
________________________________
Louisiana - 1.84%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,550	1,656	1.35
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	104	0.08
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.97%, 05/01/43[1]	500	500	0.41
________________________________
		2,260	1.84
________________________________
Massachusetts - 1.56%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	107	0.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	682	0.55
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	681	0.55
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	107	0.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	235	235	0.19
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	106	0.09
________________________________
		1,918	1.56
________________________________
Michigan - 2.55%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,159	0.94
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	510	0.42
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,105	0.90
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	354	0.29
________________________________
		3,128	2.55
________________________________
Minnesota - 0.90%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	380	404	0.33
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	696	0.57
________________________________
		1,100	0.90
________________________________

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Missouri - 0.57%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	$655	$703	0.57%
________________________________
		703	0.57
________________________________
Nevada - 2.00%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	340	0.28
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,108	1.72
________________________________
		2,448	2.00
________________________________
New Hampshire - 0.58%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	709	0.58
________________________________
		709	0.58
________________________________
New Jersey - 7.13%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	669	0.55
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,155	0.94
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.80%, 02/01/15[1]	525	526	0.43
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.12%, 02/01/17[1]	1,000	1,002	0.82
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	106	0.09
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	519	0.42
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,067	0.87
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	553	0.45
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/17 @ 100), 0.00%, 01/01/23[1]	1,000	1,000	0.82
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.00%, 01/01/24[1]	250	250	0.20
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	329	0.27
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	433	0.35
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,130	0.92
________________________________
		8,739	7.13
________________________________
New Mexico - 0.44%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.934%, 12/01/28[1]	540	537	0.44
________________________________
		537	0.44
________________________________

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New York - 5.55%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	$1,000	$1,155	0.94%
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.77%, 08/01/25[1]	1,000	1,005	0.82
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.12%, 11/01/18[1]	1,000	1,002	0.82
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series F, 5.00%, 11/15/18	500	601	0.49
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	447	0.36
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	587	0.48
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	201	0.16
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	329	351	0.29
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,452	1.19
________________________________
		6,801	5.55
________________________________
North Carolina - 0.97%
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	586	0.48
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	600	0.49
________________________________
		1,186	0.97
________________________________
North Dakota - 0.22%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	250	272	0.22
________________________________
		272	0.22
________________________________
Ohio - 3.36%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,838	1.50
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,059	0.86
5.00%, 09/01/15	500	549	0.45
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	630	677	0.55
________________________________
		4,123	3.36
________________________________
Oklahoma - 0.45%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	132	0.11
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.97%, 01/01/23[1]	425	425	0.34
________________________________
		557	0.45
________________________________
Oregon - 0.36%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	400	439	0.36
________________________________
		439	0.36
________________________________

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Pennsylvania - 2.64%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	$1,000	$1,096	0.89%
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	821	0.67
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	234	0.19
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,091	0.89
________________________________
		3,242	2.64
________________________________
South Carolina - 1.07%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	665	717	0.58
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	485	0.40
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	107	0.09
________________________________
		1,309	1.07
________________________________
Tennessee - 1.52%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	108	0.09
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.82%, 10/01/38[1]	700	700	0.57
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	495	541	0.44
4.50%, 07/01/37	470	514	0.42
________________________________
		1,863	1.52
________________________________
Texas - 8.58%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,125	0.92
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.97%, 05/15/34[1]	600	602	0.49
City of Houston, Util. System Rev. Bonds (Mandatory Put 08/01/16 @ 100), 0.82%, 05/15/34[1]	1,000	1,010	0.82
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	103	0.08
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.81%, 08/15/21[1]	1,000	1,000	0.82
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	240	0.20
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.50%, 07/01/31[1]	200	200	0.16
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	500	515	0.42
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	479	0.39
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	104	0.09
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	1,000	1,008	0.82
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	694	0.57
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	351	0.29

Capital Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	$430	$466	0.38%
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,056	0.86
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	776	0.63
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	540	0.44
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	248	0.20
________________________________
		10,517	8.58
________________________________
Washington - 6.94%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	539	0.44
5.00%, 07/01/15	1,250	1,375	1.12
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,111	0.91
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	788	0.64
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	718	0.58
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	514	0.42
5.00%, 12/01/15	1,000	1,114	0.91
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,141	0.93
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	681	0.55
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	500	534	0.44
________________________________
		8,515	6.94
________________________________
Wisconsin - 0.43%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	534	0.43
________________________________
		534	0.43
________________________________
Total bonds & notes (cost: $114,097,323)		116,888	95.32
________________________________
Short-term securities - 6.36%
California Pollution Control Fin. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.19%, 11/01/26[1]	1,000	1,000	0.82
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series B, 0.18%, 03/01/31[1]	450	450	0.37
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.18%, 11/15/35[1]	2,750	2,750	2.24
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.17%, 08/01/44[1]	1,300	1,300	1.06
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.18%, 12/01/30[1]	800	800	0.65
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series D, 0.17%, 09/01/30[1]	1,500	1,500	1.22
________________________________
Total Short-term securities (cost: $7,800,000)		7,800	6.36
________________________________

Capital Short-Term Municipal Fund

Schedule of Investments

at April 30, 2013 (unaudited)

Total investment securities (cost: $121,897,323)	124,688	101.68
Other assets less liabilities	(2,066)	(1.68)
________________________________
Net assets	$122,622	100.00%
________________________________
________________________________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate market value of these securities amounted to $350,686, representing 0.29% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property

Ref.	= Refunding
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 89.09%
California - 87.40%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/20	$1,000	$1,172	0.48%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,504	0.62
5.125%, 09/01/20	1,500	1,794	0.73
5.25%, 05/15/20	1,000	1,196	0.49
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	476	0.19
5.00%, 04/01/20	550	658	0.27
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	658	0.27
5.00%, 09/02/22	225	245	0.10
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	463	0.19
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,539	0.63
5.00%, 10/01/22	975	1,209	0.50
5.00%, 10/01/25	550	674	0.28
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	645	0.26
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.29%, 04/01/45[1]	3,500	3,514	1.44
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,543	0.63
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
5.00%, 04/01/19	800	982	0.40
5.00%, 04/01/21	800	1,007	0.41
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	120	0.05
Bay Area Toll Auth., Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.09%, 04/01/45[1]	1,200	1,200	0.49
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/23	500	641	0.26
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	723	0.30
5.00%, 09/01/26	500	517	0.21
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,129	0.46
5.00%, 02/01/21	550	677	0.28
5.00%, 10/01/21	700	855	0.35
5.00%, 11/01/21	525	571	0.23
5.50%, 04/01/29	300	346	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	550	0.22
5.00%, 01/01/18	125	150	0.06
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	206	0.08
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	639	0.26
4.00%, 11/01/22	1,420	1,606	0.66
4.50%, 11/01/17	335	381	0.16
5.00%, 01/01/24	100	117	0.05

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 4.00%, 08/15/16	$710	$779	0.32%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	332	0.14
5.00%, 10/01/22	770	901	0.37
5.00%, 11/15/24	150	181	0.07
5.00%, 11/15/25	375	447	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,645	0.67
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	115	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	975	1,066	0.44
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 01/01/20	500	591	0.24
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	316	0.13
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,651	0.68
5.00%, 03/01/20	675	823	0.34
5.00%, 11/15/20	500	617	0.25
5.00%, 11/15/21	350	434	0.18
5.00%, 03/01/23	1,000	1,230	0.50
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	466	0.19
5.00%, 08/15/20	300	371	0.15
5.00%, 11/15/21	1,000	1,089	0.45
5.00%, 08/15/22	850	1,071	0.44
5.375%, 07/01/21	1,500	1,564	0.64
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	241	0.10
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	106	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	105	0.04
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.69%, 04/01/38[1]	1,000	1,003	0.41
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.47%, 10/01/47[1]	1,000	1,000	0.41
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	112	0.05
4.50%, 10/01/26	100	111	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	116	0.05
5.00%, 02/01/19	100	115	0.05
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.69%, 04/01/38[1]	1,100	1,104	0.45
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.49%, 10/01/47[1]	1,800	1,802	0.74
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	160	191	0.08
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	538	0.22

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	$150	$168	0.07%
California Pollution Control Fncg. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 07/01/27	750	801	0.33
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	781	0.32
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	240	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,408	0.99
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	117	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	271	0.11
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	249	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,505	0.62
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	118	0.05
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,204	0.49
5.00%, 12/01/23	200	238	0.10
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,665	0.68
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	208	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	217	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	349	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	206	0.08
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,593	0.65
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,334	0.55
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,432	0.59
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	219	0.09
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	203	0.08
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	600	739	0.30
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,039	0.43
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	909	0.37
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,887	1.18
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,174	0.48
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	115	0.05

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/19	$600	$727	0.30%
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,248	0.51
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	1,007	0.41
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	527	0.22
5.00%, 07/01/16	100	110	0.04
5.00%, 05/15/19	600	705	0.29
5.00%, 11/01/19	1,000	1,204	0.49
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	101	0.04
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	259	0.11
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,211	0.91
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,565	1,967	0.81
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A:
5.00%, 10/01/20	750	944	0.39
5.00%, 10/01/21	500	636	0.26
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	210	0.09
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/02/18	325	335	0.14
3.15%, 09/02/21	570	579	0.24
3.55%, 09/02/23	350	353	0.14
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,173	0.48
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	517	0.21
4.375%, 09/02/21	700	724	0.30
City of Irvine California, Special Assessment Ref. Bonds:
3.00%, 09/02/20	1,250	1,325	0.54
3.25%, 09/02/22	700	741	0.30
4.00%, 09/02/18	500	564	0.23
4.50%, 09/02/22	250	258	0.11
4.75%, 09/02/23	250	258	0.11
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	123	0.05
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,252	0.51
5.00%, 05/15/20	500	624	0.26
City of Los Angeles Dept. of Airports, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 05/15/22	500	629	0.26
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.05
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	107	0.04
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,052	0.43
4.00%, 09/01/16	2,000	2,164	0.89

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	$700	$823	0.34%
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	313	0.13
Contra Costa Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series B, 5.00%, 03/01/21	500	621	0.25
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,530	0.63
5.00%, 09/01/24	860	987	0.40
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	219	0.09
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	529	0.22
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	104	0.04
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.54%, 06/01/25[1]	1,395	1,395	0.57
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,115	0.46
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	106	0.04
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,307	0.54
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	151	0.06
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/20	1,200	1,456	0.60
5.00%, 06/01/21	1,200	1,468	0.60
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	40	0.02
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	118	0.05
5.25%, 11/01/25	100	118	0.05
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	836	0.34
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	206	0.08
4.00%, 09/02/21	1,350	1,395	0.57
4.00%, 09/02/23	430	444	0.18
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	117	0.05
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	109	0.04
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	906	0.37
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	860	0.35
5.00%, 11/01/21	500	609	0.25
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	117	0.05
Long Beach Comm. College Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series B, 5.00%, 08/01/24	250	310	0.13
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	500	572	0.23
5.00%, 07/01/21	1,000	1,275	0.52

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B:
5.00%, 07/01/18	$1,000	$1,210	0.50%
5.00%, 07/01/21	900	1,140	0.47
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	234	0.10
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 05/15/19	850	1,039	0.43
5.00%, 05/15/23	750	903	0.37
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	852	0.35
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	252	0.10
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	363	0.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	246	0.10
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	100	101	0.04
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,256	0.51
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	101	0.04
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	211	0.09
5.00%, 07/01/24	100	118	0.05
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,120	0.46
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 09/01/24	1,000	722	0.30
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	109	0.04
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	551	0.23
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.54%, 07/01/27[1]	1,500	1,500	0.61
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.54%, 07/01/27[1]	1,000	1,000	0.41
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	103	0.04
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	466	0.19
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	454	0.19
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	478	0.20
5.00%, 08/01/20	375	431	0.18
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	166	0.07
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	845	0.35

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 07/01/23	$745	$869	0.36%
5.50%, 07/01/21	1,000	1,225	0.50
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	233	0.10
5.00%, 07/01/19	200	242	0.10
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 08/01/24	1,000	1,244	0.51
5.00%, 08/01/25	1,000	1,232	0.50
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 10/01/20	385	431	0.18
4.00%, 10/01/21	1,485	1,662	0.68
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	372	0.15
4.50%, 09/01/20	445	459	0.19
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 09/15/17	500	517	0.21
3.75%, 09/15/18	770	797	0.33
4.00%, 09/15/20	340	375	0.15
4.00%, 09/15/22	440	482	0.20
5.00%, 09/01/20	615	745	0.31
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	1,400	1,662	0.68
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	106	0.04
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	103	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	305	309	0.13
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	705	0.29
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	475	560	0.23
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	720	0.29
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,221	0.50
5.00%, 08/01/20	775	978	0.40
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	575	724	0.30
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	1,012	0.41
5.00%, 07/01/20	700	858	0.35
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	586	0.24
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	845	0.35
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	938	0.38
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	426	0.17
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	122	0.05
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	105	0.04

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 08/01/20	$100	$114	0.05%
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	992	0.41
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	1,200	1,363	0.56
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	121	0.05
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	488	0.20
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	362	0.15
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	1,006	0.41
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	292	0.12
5.00%, 08/01/18	275	310	0.13
5.25%, 08/01/19	290	334	0.14
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	500	501	0.20
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	908	0.37
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,000	1,233	0.50
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	547	0.22
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	406	0.17
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,071	0.44
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	237	0.10
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	903	0.37
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	338	0.14
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	645	0.26
4.25%, 09/01/21	1,560	1,610	0.66
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	995	1,122	0.46
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,264	0.52
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	979	0.40
5.00%, 08/15/20	1,000	1,054	0.43
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 1.02%, 11/01/14[1]	1,700	1,708	0.70
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	239	0.10
5.00%, 07/01/20	1,550	1,913	0.78
5.00%, 07/01/23	800	968	0.40
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	576	0.24
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 07/01/16	$500	$571	0.23%
5.00%, 07/01/18	350	422	0.17
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,219	0.50
5.00%, 07/01/20	245	304	0.12
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	119	0.05
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	126	0.05
5.25%, 07/01/14	1,175	1,243	0.51
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	286	0.12
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	1,900	0.78
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	124	0.05
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	307	0.13
5.00%, 02/01/19	2,000	2,413	0.99
5.00%, 02/01/20	2,500	3,054	1.25
5.00%, 09/01/23	1,000	1,236	0.51
5.25%, 02/01/14	10	10	—
State of California, G.O. General Fund Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/01/13 @ 100), 5.25%, 02/01/14	390	395	0.16
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	2,977	1.22
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	444	0.18
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,588	0.65
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	727	0.30
5.25%, 10/01/20	650	810	0.33
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	105	0.04
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	121	0.05
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,097	0.86
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,299	0.53
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,115	0.46
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	312	0.13
Tobacco Securitization Auth. of Southern California, Rev. Ref. Bonds, Series A-1, 4.75%, 06/01/25	500	501	0.21
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	107	0.04
5.00%, 01/01/22	1,000	1,175	0.48
5.25%, 01/01/24	100	118	0.05
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	585	0.24
5.00%, 01/01/22	700	835	0.34
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	149	0.06
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	202	0.08

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	$500	$567	0.23%
5.00%, 05/15/20	500	627	0.26
Univ. of California, College & Univ. Rev. Ref. Bonds, Series G, 4.00%, 05/15/21	1,000	1,185	0.49
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	208	0.08
________________________________
		213,271	87.40
________________________________
District of Columbia - 0.05%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	117	0.05
________________________________
		117	0.05
________________________________
Florida - 0.24%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	600	0.24
________________________________
		600	0.24
________________________________
Iowa - 0.05%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	119	0.05
________________________________
		119	0.05
________________________________
Michigan - 0.05%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	116	0.05
________________________________
		116	0.05
________________________________
Puerto Rico - 1.25%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	513	0.21
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,448	0.59
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,096	0.45
________________________________
		3,057	1.25
________________________________
Texas - 0.05%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	112	0.05
________________________________
		112	0.05
________________________________
Total bonds & notes (cost: $207,557,994)		217,392	89.09
________________________________
Short-term securities - 11.14%
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.22%, 12/01/36[1]	1,440	1,440	0.59

Capital California Core Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.17%, 11/01/35[1]	$550	$550	0.23%
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.17%, 06/01/25[1]	500	500	0.20
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.17%, 11/01/26	9,400	9,400	3.85
0.19%, 11/01/26	300	300	0.12
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.16%, 08/15/36[1]	700	700	0.29
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.14%, 08/15/27[1]	450	450	0.18
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.19%, 09/02/29[1]	2,000	2,000	0.82
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.17%, 09/01/51[1]	900	900	0.37
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.22%, 07/01/35[1]	3,000	3,000	1.23
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.18%, 07/01/34[1]	2,300	2,300	0.94
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.17%, 07/01/35[1]	300	300	0.12
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 0.16%, 12/01/36[1]	625	625	0.26
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.17%, 07/01/23[1]	4,735	4,735	1.94
________________________________
Total Short-term securities (cost: $27,200,000)		27,200	11.14
________________________________
Total investment securities (cost: $234,757,994)		244,592	100.23
Other assets less liabilities		(573)	(0.23)
________________________________
Net assets		$244,019	100.00%
________________________________
________________________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic

Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 84.65%
California - 82.26%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501	0.46%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	227	0.21
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	438	0.40
5.00%, 04/01/18	250	293	0.27
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.00%, 04/01/47[1]	250	250	0.23
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	771	0.71
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.92%, 04/01/47[1]	1,675	1,675	1.54
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	288	0.27
5.00%, 04/01/17	400	468	0.43
Bay Area Water Supply & Conservation Agcy., Water Util. Rev. Bonds, Series A, 4.00%, 10/01/19	570	673	0.62
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	271	0.25
4.00%, 09/01/16	75	84	0.08
4.00%, 02/01/17	100	112	0.10
5.00%, 04/01/14	100	104	0.10
5.00%, 10/01/16	250	283	0.26
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	550	0.51
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	427	0.39
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	158	0.15
4.00%, 04/01/16	300	326	0.30
4.00%, 04/01/17	200	221	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 08/15/17	510	593	0.55
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	229	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	755	0.70
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	165	0.15
5.00%, 11/15/16	225	250	0.23
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 01/01/18	425	472	0.44
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	306	0.28
4.00%, 03/01/18	200	227	0.21
4.00%, 03/01/19	500	575	0.53
5.00%, 08/15/14	100	106	0.10
5.00%, 11/15/16	250	287	0.26
5.00%, 10/01/18	500	605	0.56
5.00%, 11/15/19	300	369	0.34

Capital California Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	$150	$163	0.15%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	212	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	105	0.10
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.72%, 04/01/38[1]	500	502	0.46
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.50%, 10/01/47[1]	500	500	0.46
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.72%, 04/01/38[1]	600	602	0.56
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.52%, 10/01/47[1]	1,000	1,001	0.92
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	243	0.22
4.00%, 10/01/16	200	220	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	231	0.21
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	576	0.53
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,505	1.39
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	613	0.57
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,135	1.05
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 03/01/19	400	458	0.42
5.00%, 04/01/18	400	473	0.44
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	552	0.51
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	437	0.40
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	564	0.52
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	423	0.39
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	425	484	0.45
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	110	0.10
5.00%, 10/01/16	240	274	0.25
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	365	0.34
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	461	0.43
5.00%, 11/01/17	350	415	0.38
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	567	0.52
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	698	0.64
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	419	0.39

Capital California Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 07/01/14	$650	$685	0.63%
5.00%, 11/01/15	300	331	0.31
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	589	0.54
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	553	0.51
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,109	1.94
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	609	0.56
5.00%, 10/01/19	330	409	0.38
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,122	1.03
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, 02/01/19	550	673	0.62
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	155	0.14
4.00%, 06/01/16	100	111	0.10
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	457	0.42
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	500	601	0.55
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.65%, 01/01/18[1]	175	175	0.16
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	507	0.47
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	496	0.46
5.00%, 09/01/20	545	637	0.59
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.57%, 06/01/25[1]	1,070	1,070	0.99
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	619	0.57
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	110	111	0.10
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	754	0.70
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/18	500	592	0.55
5.00%, 06/01/19	500	600	0.55
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	128	0.12
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	344	0.32
5.00%, 11/01/18	425	511	0.47
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	833	0.77
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/17	500	570	0.53
5.00%, 07/01/16	500	572	0.53
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	915	0.84
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	738	0.68
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	214	0.20
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, 07/01/18	550	609	0.56
5.00%, 07/01/15	420	462	0.43

Capital California Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	$200	$202	0.19%
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	528	0.49
5.00%, 07/01/18	500	605	0.56
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	556	0.51
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	106	0.10
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	104	0.10
5.00%, 07/01/15	200	220	0.20
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.57%, 07/01/27[1]	1,600	1,600	1.48
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.57%, 07/01/27[1]	500	500	0.46
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	329	0.30
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	395	0.36
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	200	0.18
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 10/01/17	360	385	0.35
4.00%, 10/01/18	300	336	0.31
Rancho Santiago Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 09/01/19	1,000	1,180	1.09
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	269	0.25
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	122	0.11
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	284	0.26
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	109	0.10
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	225	265	0.24
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	295	0.27
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	291	0.27
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	578	0.53
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	458	0.42
5.00%, 08/01/18	1,000	1,221	1.13
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	284	0.26
5.00%, 07/01/17	650	758	0.70
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	523	0.48
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	604	0.56
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	996	0.92

Capital California Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	$175	$199	0.18%
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	329	0.30
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	523	0.48
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	126	0.12
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	227	0.21
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	524	0.48
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	500	600	0.55
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/13	400	410	0.38
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	604	0.56
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	110	0.10
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	318	0.29
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	349	0.32
4.00%, 08/01/19	475	561	0.52
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	101	0.09
4.00%, 07/15/13	125	126	0.12
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	849	0.78
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	549	0.51
5.00%, 03/01/18	750	898	0.83
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 1.05%, 11/01/14[1]	1,000	1,005	0.93
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	243	0.22
5.00%, 07/01/16	200	228	0.21
5.00%, 07/01/17	750	877	0.81
5.00%, 07/01/18	200	239	0.22
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	166	0.15
5.00%, 07/01/17	775	906	0.84
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	528	0.49
5.00%, 07/01/16	500	571	0.53
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	805	0.74
5.00%, 07/01/19	600	731	0.67
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	361	0.33
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	225	227	0.21

Capital California Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.25%, 07/01/14	$600	$635	0.59%
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	265	0.24
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	528	0.49
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,000	1,185	1.09
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	984	0.91
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	544	0.50
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	274	0.25
State of California, G.O. Misc. Rev. Ref. Bonds:
4.00%, 09/01/17	500	567	0.52
5.00%, 09/01/19	700	855	0.79
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	572	0.53
5.00%, 06/01/15	200	219	0.20
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.97%, 05/01/17[1]	400	401	0.37
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	211	0.19
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	657	0.61
5.50%, 04/01/19	2,050	2,541	2.34
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	622	0.57
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	727	0.67
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	529	0.49
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	107	0.10
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	343	0.32
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	398	0.37
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	227	0.21
________________________________
		89,212	82.26
________________________________
Florida - 1.38%
Citizens Prop. Insurance Corp., Cash Flow Mgmt., Misc. Rev. Bonds, 5.00%, 06/01/15	100	109	0.10
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, 1.87%, 06/01/14[1]	700	704	0.65
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	682	0.63
________________________________
		1,495	1.38
________________________________
Guam - 0.32%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	345	0.32
________________________________
		345	0.32
________________________________

Capital California Short-Term Municipal Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Louisiana - 0.22%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	$220	$235	0.22%
________________________________
		235	0.22
________________________________
Mississippi - 0.47%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	480	516	0.47
________________________________
		516	0.47
________________________________
Total bonds & notes (cost: $89,739,463)		91,803	84.65
________________________________
Short-term securities - 15.37%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.17%, 09/01/38[1]	520	520	0.48
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds:[1]
0.16%, 11/01/35	1,000	1,000	0.92
0.17%, 11/01/35	1,200	1,200	1.11
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.17%, 11/01/26	2,600	2,600	2.39
0.19%, 11/01/26	200	200	0.18
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.16%, 08/15/36[1]	400	400	0.37
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.14%, 08/15/27[1]	1,500	1,500	1.38
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.19%, 09/02/29[1]	468	468	0.43
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.19%, 09/02/29[1]	2,100	2,100	1.94
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.17%, 09/01/51[1]	1,700	1,700	1.57
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.22%, 07/01/35[1]	3,000	3,000	2.77
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 0.16%, 12/01/36[1]	1,500	1,500	1.38
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.17%, 07/01/23[1]	485	485	0.45
________________________________
Total Short-term securities (cost: $16,673,000)		16,673	15.37
________________________________
Total investment securities (cost: $106,412,463)		108,476	100.02
Other assets less liabilities		(27)	(0.02)
________________________________
Net assets		$108,449	100.00%
________________________________
________________________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 97.64%
U.S. government & government agency bonds & notes - 44.91%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,001	0.67%
2.75%, 03/13/14	2,000	2,045	0.68
0.50%, 03/28/16	2,905	2,912	0.97
1.25%, 09/28/16	1,000	1,026	0.34
1.25%, 01/30/17	1,445	1,484	0.49
1.00%, 11/15/17	4,645	4,647	1.55
0.875%, 05/21/18	500	501	0.17
Federal Home Loan Banks, 1.00%, 06/21/17	600	611	0.20
Freddie Mac:
0.375%, 10/30/13	500	501	0.17
5.00%, 07/15/14	1,000	1,058	0.35
0.75%, 11/25/14	1,700	1,715	0.57
0.50%, 08/28/15	2,500	2,511	0.84
4.75%, 01/19/16	2,000	2,239	0.75
2.50%, 05/27/16	1,000	1,064	0.35
1.00%, 06/29/17	500	508	0.17
4.875%, 06/13/18	500	601	0.20
1.375%, 05/01/20	2,910	2,923	0.98
U.S. Treasury Bonds, 7.625%, 02/15/25	1,000	1,613	0.54
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	5,036	5,062	1.69
2.00%, 01/15/14	1,570	1,602	0.53
0.125%, 04/15/16	6,146	6,442	2.15
2.375%, 01/15/17	380	437	0.15
0.125%, 04/15/18	1,002	1,081	0.36
0.125%, 01/15/23	506	546	0.18
2.00%, 01/15/26	877	1,153	0.38
U.S. Treasury Notes:
2.375%, 09/30/14	7,500	7,734	2.58
2.375%, 10/31/14	455	470	0.16
4.00%, 02/15/15	3,355	3,582	1.20
1.25%, 09/30/15	500	512	0.17
4.50%, 02/15/16	500	559	0.19
2.625%, 02/29/16	14,720	15,691	5.24
1.50%, 06/30/16	3,750	3,887	1.30
1.50%, 07/31/16	4,400	4,563	1.52
1.00%, 09/30/16	1,000	1,021	0.34
4.625%, 02/15/17	4,000	4,627	1.54
1.00%, 03/31/17	1,000	1,020	0.34
0.875%, 04/30/17	1,000	1,015	0.34
4.50%, 05/15/17	11,020	12,788	4.27
8.75%, 05/15/17	490	652	0.22
0.75%, 06/30/17	250	252	0.08
1.875%, 08/31/17	5,450	5,764	1.92
0.75%, 03/31/18	500	502	0.17
3.875%, 05/15/18	1,000	1,160	0.39
2.375%, 05/31/18	5,380	5,837	1.95
4.00%, 08/15/18	4,000	4,688	1.56
1.00%, 09/30/19	500	501	0.17
3.50%, 05/15/20	2,075	2,416	0.81
1.625%, 11/15/22	7,000	6,992	2.33

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U.S. government & government agency bonds & notes—continued
2.00%, 02/15/23	$2,000	$2,059	0.69%
________________________________
Total U.S. government & government agency bonds & notes		134,575	44.91
________________________________
Mortgage-backed obligations - 23.47%
Federal agency mortgage-backed obligations - 18.22%
Fannie Mae:
4.50%, 07/01/19	148	159	0.05
4.50%, 03/01/20	651	698	0.23
2.717%, 02/25/22	500	523	0.17
2.50%, 05/01/23	6,195	6,519	2.18
3.50%, 10/01/25	6,379	6,781	2.26
3.00%, 01/01/27	788	832	0.28
2.50%, 11/01/27	1,777	1,864	0.62
2.50%, 12/01/27	574	603	0.21
3.50%, 05/01/28 TBA	8,100	8,606	2.87
2.50%, 06/01/28 TBA	5,225	5,453	1.82
5.50%, 04/25/37	134	151	0.05
6.00%, 08/01/37	68	74	0.02
5.50%, 09/01/38	2,028	2,206	0.74
5.00%, 06/01/41	1,612	1,796	0.60
5.00%, 08/01/41	438	488	0.16
3.158%, 09/01/41	345	365	0.12
3.50%, 07/01/42	4,721	5,052	1.69
4.00%, 05/01/43 TBA	2,625	2,810	0.94
6.00%, 05/01/43 TBA	500	547	0.18
Freddie Mac:
1.873%, 01/25/18	450	464	0.16
2.699%, 05/25/18	790	850	0.28
2.303%, 09/25/18	2,350	2,488	0.83
3.974%, 01/25/21	524	598	0.20
2.373%, 05/25/22	500	512	0.17
6.00%, 02/15/37	98	110	0.04
Ginnie Mae:
4.50%, 01/20/40	201	223	0.07
3.50%, 05/01/43 TBA	3,525	3,822	1.28
________________________________
		54,594	18.22
________________________________
Commercial mortgage-backed securities - 5.25%
Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	846	884	0.29
Commercial Mortgage Pass-Through Certificates:
5.467%, 09/15/39	1,462	1,646	0.55
5.695%, 09/15/40[1]	720	841	0.28
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/46[2]	1,619	1,741	0.58
Fannie Mae Aces, 1.451%, 02/25/18	1,102	1,127	0.38
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	401	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	344	349	0.12
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	540	0.18
5.91%, 02/12/49[1]	650	756	0.25
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.672%, 02/15/46[2]	500	539	0.18

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mortgage-backed obligations—continued
Commercial mortgage-backed securities—continued
Merrill Lynch Mortgage Trust, 6.044%, 06/12/50[1]	$730	$852	0.28%
ML-CFC Commercial Mortgage Trust, 6.13%, 08/12/49[1]	550	649	0.22
Morgan Stanley Capital I, 5.38%, 11/14/42[1]	350	382	0.13
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/42[1]	1,075	1,166	0.39
5.342%, 12/15/43	1,650	1,891	0.63
5.466%, 01/15/45[1]	510	568	0.19
5.591%, 04/15/47[1]	510	574	0.19
5.924%, 06/15/49[1]	725	845	0.28
________________________________
		15,751	5.25
________________________________
Total mortgage-backed obligations		70,345	23.47
________________________________
Corporate bonds & notes - 25.59%
Banks - 3.04%
Bank of America Corp.:
2.00%, 01/11/18	585	587	0.20
5.00%, 05/13/21	250	287	0.10
BNP Paribas SA, 3.03%, 12/20/14[1]	430	446	0.15
Citigroup, Inc.:
4.75%, 05/19/15	250	269	0.09
4.587%, 12/15/15	350	382	0.13
1.75%, 05/01/18	585	586	0.20
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	126	0.04
4.625%, 05/10/21	125	142	0.05
3.20%, 01/25/23	875	899	0.30
Morgan Stanley, 2.125%, 04/25/18	1,030	1,033	0.34
Northern Trust Corp., 4.625%, 05/01/14	300	313	0.10
Regions Financial Corp., 2.00%, 05/15/18	500	499	0.17
The Goldman Sachs Group, Inc.:
2.375%, 01/22/18	510	520	0.17
3.625%, 01/22/23	350	364	0.12
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	1,000	1,092	0.36
UBS AG/Stamford CT:
3.875%, 01/15/15	275	289	0.10
4.875%, 08/04/20	250	293	0.10
Wells Fargo & Co., 0.476%, 10/28/15[1]	815	813	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	157	0.05
________________________________
		9,097	3.04
________________________________
Electric - 2.31%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	263	0.09
Consumers Energy Co., 5.65%, 09/15/18	375	457	0.15
Entergy Louisiana LLC, 1.875%, 12/15/14	350	357	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	362	0.12
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	300	0.10
Pacificorp, 5.65%, 07/15/18	755	922	0.31
Progress Energy, Inc., 7.05%, 03/15/19	930	1,186	0.39

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Electric—continued
PSEG Power LLC, 2.75%, 09/15/16	$250	$260	0.09%
Public Service Co. of Colorado, 3.20%, 11/15/20	300	328	0.11
Tampa Electric Co., 2.60%, 09/15/22	350	359	0.12
Teco Finance, Inc.:
6.75%, 05/01/15	350	385	0.13
4.00%, 03/15/16	390	421	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	747	0.25
2.95%, 01/15/22	300	320	0.10
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	267	0.09
________________________________
		6,934	2.31
________________________________
Pharmaceuticals - 2.18%
AbbVie, Inc., Series 144A, 2.90%, 11/06/22[2]	925	946	0.32
Cardinal Health, Inc., 3.20%, 03/15/23	775	790	0.26
Express Scripts Holding Co., 2.65%, 02/15/17	250	263	0.09
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.15
1.50%, 05/08/17	241	246	0.08
2.85%, 05/08/22	250	260	0.09
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.01
3.25%, 03/01/16	795	850	0.28
Medco Health Solutions, Inc., 4.125%, 09/15/20	495	546	0.18
Merck & Co., Inc., 1.10%, 01/31/18	250	252	0.08
Novartis Capital Corp., 2.90%, 04/24/15	560	587	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	360	0.12
Pfizer, Inc., 6.20%, 03/15/19	300	378	0.13
Sanofi-Aventis SA, 0.594%, 03/28/14[1]	500	502	0.17
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	75	76	0.02
________________________________
		6,543	2.18
________________________________
REITS - 1.86%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	300	316	0.11
AvalonBay Communities, Inc., 2.85%, 03/15/23	120	120	0.04
ERP Operating LP:
5.25%, 09/15/14	300	319	0.11
4.625%, 12/15/21	350	400	0.13
3.00%, 04/15/23	265	268	0.09
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,164	0.39
Mack-Cali Realty LP, 2.50%, 12/15/17	200	204	0.07
Prologis LP:
7.625%, 08/15/14	275	297	0.10
6.875%, 03/15/20	350	434	0.14
Simon Property Group LP:
4.20%, 02/01/15	300	316	0.10
5.25%, 12/01/16	385	439	0.15
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	710	735	0.24

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
REITS—continued
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	$500	$567	0.19%
________________________________
		5,579	1.86
________________________________
Oil & gas - 1.81%
Anadarko Petroleum Corp., 6.375%, 09/15/17	750	899	0.30
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	304	0.10
Cenovus Energy, Inc., 4.50%, 09/15/14	300	315	0.11
Devon Energy Corp., 3.25%, 05/15/22	725	746	0.25
Husky Energy, Inc., 7.25%, 12/15/19	250	323	0.11
Phillips 66, 4.30%, 04/01/22	290	324	0.11
Shell International Finance BV, 4.00%, 03/21/14	350	361	0.12
Statoil ASA:
3.125%, 08/17/17	300	327	0.11
2.45%, 01/17/23	540	544	0.18
Total Capital Canada Ltd.:
1.625%, 01/28/14	350	354	0.12
2.75%, 07/15/23	115	117	0.04
Total Capital International SA:
2.875%, 02/17/22	230	241	0.08
2.70%, 01/25/23	540	554	0.18
________________________________
		5,409	1.81
________________________________
Media - 1.61%
CBS Corp., 1.95%, 07/01/17	200	204	0.07
Comcast Corp.:
5.85%, 11/15/15	300	338	0.11
5.70%, 05/15/18	300	365	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	425	0.14
News America, Inc.:
5.30%, 12/15/14	785	844	0.28
4.50%, 02/15/21	350	403	0.13
The Walt Disney Co.:
4.50%, 12/15/13	630	647	0.22
5.50%, 03/15/19	300	365	0.12
Time Warner Cable, Inc., 3.50%, 02/01/15	845	883	0.30
Time Warner, Inc., 5.875%, 11/15/16	300	350	0.12
________________________________
		4,824	1.61
________________________________
Beverages - 1.41%
Anheuser-Busch InBev Worldwide, Inc.:
0.637%, 07/14/14[1]	585	587	0.20
4.125%, 01/15/15	300	318	0.11
1.375%, 07/15/17	420	426	0.14
Pepsi Co., Inc., 0.875%, 10/25/13	500	501	0.17
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	843	0.28
SABMiller Holdings, Inc., Series 144A:[2]
2.45%, 01/15/17	245	257	0.08
3.75%, 01/15/22	500	548	0.18
The Coca-Cola Co.:

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Beverages—continued
3.625%, 03/15/14	$375	$386	0.13%
1.50%, 11/15/15	350	359	0.12
_______________________________
		4,225	1.41
________________________________
Pipelines - 1.02%
Enbridge, Inc., 5.60%, 04/01/17	790	910	0.30
Enterprise Products Operating LLC:
6.30%, 09/15/17	420	506	0.17
3.35%, 03/15/23	350	366	0.12
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	749	0.25
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	201	0.07
Williams Partners LP, 3.80%, 02/15/15	300	316	0.11
________________________________
		3,048	1.02
________________________________
Telecommunications - 0.97%
AT&T, Inc.:
0.90%, 02/12/16	630	631	0.21
2.40%, 08/15/16	200	209	0.07
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 02/01/14	490	507	0.17
Cisco Systems, Inc., 0.531%, 03/14/14[1]	200	201	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	514	0.17
France Telecom SA, 4.375%, 07/08/14	300	312	0.10
Verizon Communications, Inc., 1.25%, 11/03/14	200	202	0.07
Vodafone Group PLC, 5.00%, 09/15/15	300	330	0.11
________________________________
		2,906	0.97
________________________________
Transportation - 0.80%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	600	629	0.21
3.60%, 09/01/20	300	330	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	690	712	0.24
5.55%, 05/15/18	50	60	0.02
2.85%, 12/15/21	200	210	0.07
Union Pacific Corp., 2.75%, 04/15/23	450	461	0.15
________________________________
		2,402	0.80
________________________________
Miscellaneous manufacturing - 0.79%
Danaher Corp., 2.30%, 06/23/16	200	210	0.07
General Electric Co.:
5.25%, 12/06/17	620	732	0.25
2.70%, 10/09/22	1,080	1,115	0.37
Honeywell International, Inc., 3.875%, 02/15/14	300	308	0.10
________________________________
		2,365	0.79
________________________________
Healthcare-services - 0.78%
Aetna, Inc.:
1.50%, 11/15/17	350	353	0.12

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Healthcare-services—continued
2.75%, 11/15/22	$655	$654	0.22%
Howard Hughes Medical Institute, 3.45%, 09/01/14	140	146	0.05
Humana, Inc., 3.15%, 12/01/22	300	302	0.10
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	253	0.08
2.75%, 02/15/23	285	288	0.10
WellPoint, Inc., 4.35%, 08/15/20	300	339	0.11
________________________________
		2,335	0.78
________________________________
Computers - 0.71%
Apple, Inc., 2.40%, 05/03/23	1,700	1,698	0.57
International Business Machines Corp., 5.70%, 09/14/17	350	419	0.14
________________________________
		2,117	0.71
________________________________
Chemicals - 0.66%
Ecolab, Inc.:
2.375%, 12/08/14	730	750	0.25
3.00%, 12/08/16	180	192	0.06
Ei Du Pont De Nemours & Co., 2.80%, 02/15/23	350	360	0.12
The Dow Chemical Co., 4.125%, 11/15/21	617	673	0.23
________________________________
		1,975	0.66
________________________________
Food - 0.64%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	357	0.12
General Mills, Inc., 0.64%, 05/16/14[1]	500	501	0.16
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	534	0.18
Kraft Foods, Inc., 5.375%, 02/10/20	445	533	0.18
________________________________
		1,925	0.64
________________________________
Insurance - 0.62%
Berkshire Hathaway, Inc., 0.80%, 02/11/16	720	726	0.24
QBE Insurance Group Ltd., Series 144A, 2.40%, 05/01/18[2]	1,125	1,134	0.38
________________________________
		1,860	0.62
________________________________
Diversified financial services - 0.62%
General Electric Capital Corp.:
2.30%, 04/27/17	250	260	0.09
3.10%, 01/09/23	635	646	0.21
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	741	0.25
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	185	210	0.07
________________________________
		1,857	0.62
________________________________
Mining - 0.50%
BHP Billiton Finance USA Ltd., 1.625%, 02/24/17	510	522	0.17
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/21[2]	385	402	0.13
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	314	0.11

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Mining—continued
Teck Resources Ltd., 3.15%, 01/15/17	$260	$273	0.09%
________________________________
		1,511	0.50
________________________________
Retail - 0.50%
Dollar General Corp., 3.25%, 04/15/23	300	301	0.10
Home Depot, Inc., 4.40%, 04/01/21	350	409	0.14
Target Corp., 6.00%, 01/15/18	350	429	0.14
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	366	0.12
________________________________
		1,505	0.50
________________________________
Biotechnology - 0.45%
Amgen, Inc.:
1.875%, 11/15/14	250	255	0.09
3.625%, 05/15/22	250	272	0.09
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	103	0.03
3.05%, 12/01/16	80	86	0.03
4.40%, 12/01/21	550	632	0.21
________________________________
		1,348	0.45
________________________________
Aerospace/Defense - 0.32%
EADS Finance BV, Series 144A, 2.70%, 04/17/23[2]	300	303	0.10
Raytheon Co.:
6.75%, 03/15/18	5	6	—
4.40%, 02/15/20	15	17	0.01
The Boeing Co., 0.95%, 05/15/18	350	346	0.11
United Technologies Corp., 3.10%, 06/01/22	270	288	0.10
________________________________
		960	0.32
________________________________
Agriculture - 0.32%
Altria Group, Inc.:
2.85%, 08/09/22	250	250	0.09
2.95%, 05/02/23	700	699	0.23
________________________________
		949	0.32
________________________________
Auto Manufacturers - 0.29%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/14[2]	300	303	0.10
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	257	0.09
Volkswagen International Finance NV, Series 144A, 0.894%, 04/01/14[1,2]	300	301	0.10
________________________________
		861	0.29
________________________________
Cosmetics/Personal Care - 0.27%
The Procter & Gamble Co., 1.80%, 11/15/15	790	816	0.27
________________________________
		816	0.27
________________________________

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Environmental Control - 0.25%
Republic Services, Inc., 5.00%, 03/01/20	$350	$407	0.14%
Waste Management, Inc., 4.60%, 03/01/21	300	343	0.11
________________________________
		750	0.25
________________________________
Software - 0.23%
Microsoft Corp., 2.375%, 05/01/23	450	451	0.15
Oracle Corp., 1.20%, 10/15/17	250	252	0.08
________________________________
		703	0.23
________________________________
Commercial Services - 0.12%
Catholic Health Initiatives, 1.60%, 11/01/17	350	355	0.12
________________________________
		355	0.12
________________________________
Investment Companies - 0.10%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	300	304	0.10
________________________________
		304	0.10
________________________________
Healthcare-products - 0.10%
Johnson & Johnson, 0.38%, 05/15/14[1]	300	301	0.10
________________________________
		301	0.10
________________________________
Advertising - 0.09%
Omnicom Group, Inc., 3.625%, 05/01/22	250	260	0.09
________________________________
		260	0.09
________________________________
Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	259	0.09
________________________________
		259	0.09
________________________________
Internet - 0.08%
Google, Inc., 1.25%, 05/19/14	250	253	0.08
________________________________
		253	0.08
________________________________
Iron/Steel - 0.03%
Cliffs Natural Resources, Inc., 4.875%, 04/01/21	75	76	0.03
________________________________
		76	0.03
________________________________
Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	64	0.02
________________________________
		64	0.02
________________________________
Total corporate bonds & notes		76,676	25.59
________________________________

Capital Core Bond Fund Schedule of Investments at April 30, 2013 (unaudited)	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Municipals - 2.78%
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	$1,000	$1,002	0.33%
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 07/01/20	3,000	3,024	1.01
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, 12/15/16	2,350	2,357	0.79
1.758%, 12/15/18	350	352	0.12
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	758	0.25
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	318	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	523	0.17
________________________________
Total municipals		8,334	2.78
________________________________
Government & government agency bonds & notes outside the U.S. - 0.06%
European Investment Bank, 3.125%, 06/04/14	160	165	0.06
________________________________
Total government & government agency bonds & notes outside the U.S.		165	0.06
________________________________
Asset-backed obligations - 0.83%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	75	79	0.03
Avis Budget Rental Car Funding AESOP LLC, Series 144A, 1.92%, 09/20/19[2]	1,000	1,018	0.34
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,350	1,357	0.45
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	31	31	0.01
________________________________
Total asset-backed obligations		2,485	0.83
________________________________
Total bonds & notes (cost: $283,929,990)		292,580	97.64
________________________________
Short-term securities - 13.01%
Abbot Laboratories, 0.12%, 05/07/13[3]	4,000	4,000	1.34
Federal Farm Credit, 0.01%, 05/01/13[3]	4,400	4,400	1.47
Federal Home Loan Bank:[3]
0.39%, 05/15/13	14,000	13,998	4.67
0.084%, 06/19/13	2,900	2,900	0.97
Federal Home Loan Mortgage Corp., 0.088%, 07/15/13[3]	4,000	4,000	1.33
John Deere Credit Ltd., 0.10%, 05/10/13[3]	4,000	4,000	1.33
National Rural Utilities Cooperative Finance Corp., 0.13%, 05/06/13[3]	3,600	3,600	1.20
Paccar Financial Corp., 0.10%, 05/10/13[3]	1,000	1,000	0.33
Private Export Fndg., 0.26%, 06/18/13[3]	1,100	1,099	0.37
________________________________
Total Short-term securities (cost: $38,996,159)		38,997	13.01
________________________________
Total investment securities (cost: $322,926,149)		331,577	110.65
Other assets less liabilities		(31,908)	(10.65)
________________________________
Net assets		$299,669	100.00%
________________________________
________________________________

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2013.

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate market value of these securities amounted to $11,716,327, representing 3.91% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks - 97.35%
Information Technology - 16.78%
Google, Inc., Class A1	7,935	$6,543	2.07%
Keyence Corp.	12,800	4,063	1.28
International Business Machines Corp.	18,750	3,798	1.20
Apple, Inc.	6,000	2,656	0.84
Hitachi Ltd.	409,000	2,614	0.83
Broadcom Corp., Class A	72,100	2,596	0.82
Oracle Corp.	74,500	2,442	0.77
Verisign, Inc.[1]	52,200	2,405	0.76
ASML Holding NV	30,127	2,245	0.71
Samsung Electronics Co. Ltd. (GDR)	5,673	2,242	0.71
Jack Henry & Associates, Inc.	43,600	2,023	0.64
Gemalto NV	24,255	1,985	0.63
Jabil Circuit, Inc.	106,900	1,903	0.60
Murata Manufacturing Co. Ltd.	22,600	1,841	0.58
Hamamatsu Photonics K.K.	43,400	1,786	0.56
Trend Micro, Inc.	60,200	1,688	0.53
Visa, Inc., Class A	10,000	1,685	0.53
QUALCOMM, Inc.	22,000	1,356	0.43
Genpact Ltd.	70,000	1,302	0.41
Microsoft Corp.	38,600	1,278	0.40
Texas Instruments, Inc.	35,300	1,278	0.40
TE Connectivity Ltd.	18,900	823	0.26
SAP AG	8,514	677	0.21
National Instruments Corp.	24,700	675	0.21
Accenture PLC, Class A	7,900	643	0.20
KLA-Tencor Corp.	11,800	640	0.20
________________________________
		53,187	16.78
________________________________
Financials - 15.94%
HSBC Holdings PLC	425,345	4,660	1.47
The Goldman Sachs Group, Inc.	27,700	4,046	1.28
DBS Group Holdings Ltd.	269,157	3,666	1.16
AIA Group Ltd.	794,400	3,532	1.11
Sampo OYJ, Class A	87,347	3,492	1.10
Standard Chartered PLC	134,878	3,396	1.07
CME Group, Inc.	51,800	3,153	0.99
ICICI Bank Ltd. (ADR)	59,900	2,805	0.88
American Tower Corp.	32,600	2,738	0.86
JPMorgan Chase & Co.	54,100	2,651	0.84
BlackRock, Inc.	9,600	2,558	0.81
BNP Paribas	42,624	2,377	0.75
Marsh & McLennan Cos., Inc.	48,000	1,825	0.58
Sumitomo Mitsui Trust Holdings, Inc.	271,000	1,362	0.43
Swire Properties Ltd.	377,400	1,345	0.42
Bank of China Ltd., Class H	2,654,000	1,253	0.40
The Progressive Corp.	48,500	1,227	0.39
Sumitomo Mitsui Financial Group, Inc.	23,100	1,094	0.34
The Charles Schwab Corp.	44,000	746	0.24
Barclays PLC	140,800	626	0.20
Ace Ltd.	6,900	615	0.19
BOC Hong Kong Holdings Ltd.	171,500	592	0.19
Aon PLC	9,600	579	0.18

_________

Capital Global Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Financials—continued
Sun Hung Kai Properties Ltd.	13,000	$190	0.06%
________________________________
		50,528	15.94
________________________________
Health Care - 14.23%
Gilead Sciences, Inc.[1]	180,100	9,120	2.88
Seattle Genetics, Inc.[1]	167,200	6,178	1.95
Bristol-Myers Squibb Co.	119,100	4,731	1.49
Express Scripts Holding Co.[1]	63,500	3,770	1.19
Allergan, Inc.	26,800	3,043	0.96
Bayer AG	27,834	2,905	0.92
Novartis AG	37,370	2,779	0.88
Cerner Corp.[1]	23,100	2,235	0.70
Essilor International SA	16,200	1,827	0.58
Novo Nordisk A/S, Class B	9,925	1,742	0.55
Roche Holding AG	6,816	1,706	0.54
Sysmex Corp.	23,300	1,503	0.47
UnitedHealth Group, Inc.	18,200	1,091	0.34
Ironwood Pharmaceuticals, Inc.[1]	54,500	829	0.26
Agilent Technologies, Inc.	17,500	725	0.23
Sonova Holding AG1	5,833	635	0.20
DaVita, Inc.[1]	2,400	285	0.09
________________________________
		45,104	14.23
________________________________
Consumer Discretionary - 13.45%
Comcast Corp., Class A	103,200	4,262	1.34
The Home Depot, Inc.	48,800	3,579	1.13
Newell Rubbermaid, Inc.	127,700	3,364	1.06
Coach, Inc.	56,900	3,349	1.06
Tiffany & Co.	44,100	3,249	1.03
Compagnie Financiere Richemont SA, Class A	39,143	3,172	1.00
Bayerische Motoren Werke AG	27,241	2,513	0.79
SES SA	75,508	2,360	0.74
Sirius XM Radio, Inc.	612,200	1,990	0.63
Scripps Networks Interactive, Inc., Class A	29,300	1,951	0.62
Target Corp.	26,400	1,863	0.59
Signet Jewelers Ltd.	26,800	1,842	0.58
Hennes & Mauritz AB, Class B	48,665	1,723	0.54
Carnival Corp.	49,200	1,698	0.54
Starbucks Corp.	18,500	1,126	0.36
Whitbread PLC	23,800	946	0.30
Denso Corp.	19,400	870	0.27
Time Warner Cable, Inc.	8,600	807	0.25
NIKE, Inc., Class B	10,600	674	0.21
The Walt Disney Co.	8,600	540	0.17
Nordstrom, Inc.	9,300	526	0.17
Genting Singapore PLC	180,000	226	0.07
The New York Times Co., Class A1	1,100	10	—
________________________________
		42,640	13.45
________________________________
Industrials - 11.09%
Eaton Corp. PLC	62,500	3,838	1.21

Capital Global Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials—continued
SMC Corp.	15,500	$3,120	0.98%
Schneider Electric SA	40,652	3,108	0.98
United Technologies Corp.	32,000	2,921	0.92
Nielsen Holdings NV	79,900	2,766	0.87
Caterpillar, Inc.	26,200	2,218	0.70
Cae, Inc.	204,900	2,215	0.70
Danaher Corp.	35,400	2,157	0.68
Norfolk Southern Corp.	27,700	2,145	0.68
Assa Abloy AB, Class B	47,164	1,883	0.59
Iron Mountain, Inc.	45,555	1,725	0.54
FANUC Corp.	11,100	1,677	0.53
The Boeing Co.	12,000	1,097	0.35
Republic Services, Inc.	26,600	907	0.29
Emerson Electric Co.	13,700	760	0.24
General Electric Co.	33,000	736	0.23
Union Pacific Corp.	4,700	695	0.22
IDEX Corp.	12,000	624	0.20
Illinois Tool Works, Inc.	3,700	239	0.08
3M Co.	1,600	168	0.05
FedEx Corp.	1,600	150	0.05
Andritz AG	61	4	—
________________________________
		35,153	11.09
________________________________
Energy - 8.31%
Schlumberger Ltd.	58,200	4,332	1.37
Noble Energy, Inc.	33,200	3,761	1.19
Halliburton Co.	86,900	3,717	1.17
Cenovus Energy, Inc.	106,800	3,197	1.01
Ensco PLC, Class A	41,400	2,388	0.75
Chevron Corp.	16,950	2,068	0.65
Seadrill Ltd.	42,058	1,618	0.51
BG Group PLC	79,600	1,343	0.43
Royal Dutch Shell PLC (ADR)	17,900	1,217	0.38
Kinder Morgan, Inc.	30,800	1,204	0.38
Dril-quip, Inc.[1]	9,600	804	0.25
Cobalt International Energy, Inc.[1]	24,600	687	0.22
________________________________
		26,336	8.31
________________________________
Consumer Staples - 7.89%
Pernod-Ricard SA	29,566	3,662	1.15
Nestle SA	46,128	3,296	1.04
Diageo PLC	87,600	2,673	0.84
Beam, Inc.	37,500	2,427	0.77
Danone SA	29,722	2,271	0.72
Unilever PLC	41,800	1,813	0.57
Coca-Cola Amatil Ltd.	108,229	1,700	0.54
Ajinomoto Co., Inc.	123,000	1,690	0.53
Philip Morris International, Inc.	15,600	1,491	0.47
Imperial Tobacco Group PLC	40,027	1,431	0.45
L'Oreal SA	6,929	1,236	0.39
Reckitt Benckiser Group PLC	10,800	789	0.25

Capital Global Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Staples—continued
Nestle SA (ADR)	7,600	$541	0.17%
________________________________
		25,020	7.89
________________________________
Materials - 6.87%
Monsanto Co.	36,300	3,878	1.22
Air Liquide SA	21,636	2,744	0.87
The Mosaic Co.	43,000	2,648	0.83
Linde AG	9,611	1,818	0.57
Air Products & Chemicals, Inc.	19,100	1,661	0.52
Ecolab, Inc.	17,200	1,455	0.46
BHP Billiton Ltd.	37,439	1,262	0.40
Syngenta AG	2,927	1,253	0.40
Rio Tinto PLC	24,700	1,121	0.35
Allegheny Technologies, Inc.	38,400	1,036	0.33
Koninklijke DSM NV	13,798	890	0.28
The Dow Chemical Co.	21,400	726	0.23
First Quantum Minerals Ltd.	36,593	639	0.20
Nucor Corp.	9,200	401	0.13
Barrick Gold Corp.	12,200	240	0.08
________________________________
		21,772	6.87
________________________________
Telecommunication Services - 1.91%
Softbank Corp.	69,400	3,441	1.09
Singapore Telecommunications Ltd.	526,000	1,679	0.52
Swisscom AG	1,388	654	0.21
Oi SA (ADR)	119,429	288	0.09
________________________________
		6,062	1.91
________________________________
Utilities - 0.88%
National Grid PLC	148,100	1,887	0.59
Hong Kong & China Gas Co. Ltd.	300,780	908	0.29
________________________________
		2,795	0.88
________________________________
Total Common Stocks (cost: $260,049,894)		308,597	97.35
________________________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 3.15%
BHP Billiton Finance USA Ltd., 0.13%, 05/07/13[2]	$3,000	3,000	0.94
Chevron Corp., 0.103%, 05/02/13[2]	700	700	0.22
Federal Home Loan Bank, 0.065%, 06/19/13[2]	1,300	1,300	0.41
Total Final Elf Capital, 0.01%, 05/01/13[2]	5,000	5,000	1.58
________________________________
Total Short-term securities (cost: $9,999,818)		10,000	3.15
________________________________

Total investment securities (cost: $270,049,712)	318,597	100.50
Other assets less liabilities	(1,598)	(0.50)
________________________________
Net assets	$316,999	100.00%
________________________________
________________________________

[1]		Non-income producing security.
[2]		Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Non-U.S. Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks - 90.77%
Financials - 17.49%
AIA Group Ltd.	3,219,800	$14,315	2.53%
HSBC Holdings PLC	1,262,628	13,834	2.45
DBS Group Holdings Ltd.	880,286	11,991	2.12
Sampo OYJ, Class A	271,450	10,854	1.92
Standard Chartered PLC	323,083	8,134	1.44
BNP Paribas	106,170	5,920	1.05
ICICI Bank Ltd. (ADR)	120,100	5,623	0.99
Swire Properties Ltd.	1,316,400	4,692	0.83
Sumitomo Mitsui Trust Holdings, Inc.	901,000	4,528	0.80
Sumitomo Mitsui Financial Group, Inc.	93,000	4,403	0.78
Svenska Handelsbanken AB, A Shares	91,322	4,150	0.73
Bank of China Ltd., Class H	7,580,000	3,579	0.63
Australia & New Zealand Banking Group Ltd.	106,179	3,509	0.62
Barclays PLC	426,200	1,895	0.34
Banco Bradesco SA (ADR)	87,940	1,459	0.26
________________________________
		98,886	17.49
________________________________
Consumer Staples - 13.39%
Nestle SA	163,786	11,704	2.07
Pernod-Ricard SA	93,731	11,608	2.05
Diageo PLC	292,900	8,937	1.58
Unilever PLC	186,800	8,099	1.43
Coca-Cola Amatil Ltd.	498,990	7,836	1.39
Danone SA	98,571	7,532	1.33
L'Oreal SA	40,361	7,201	1.28
Ajinomoto Co., Inc.	403,000	5,538	0.98
Imperial Tobacco Group PLC	107,908	3,859	0.68
Reckitt Benckiser Group PLC	37,900	2,769	0.49
Nestle SA (ADR)	8,700	620	0.11
________________________________
		75,703	13.39
________________________________
Information Technology - 12.75%
Keyence Corp.	35,000	11,109	1.96
Murata Manufacturing Co. Ltd.	131,100	10,679	1.89
Hitachi Ltd.	1,616,000	10,330	1.83
ASML Holding NV	111,640	8,321	1.47
Samsung Electronics Co. Ltd. (GDR)	21,043	8,317	1.47
Hamamatsu Photonics K.K.	170,400	7,011	1.24
Gemalto NV	85,250	6,977	1.23
Trend Micro, Inc.	186,500	5,231	0.93
SAP AG	51,885	4,123	0.73
________________________________
		72,098	12.75
________________________________
Industrials - 10.83%
Assa Abloy AB, Class B	371,476	14,827	2.62
Schneider Electric SA	153,285	11,719	2.07
SMC Corp.	48,800	9,823	1.74
FANUC Corp.	55,200	8,339	1.48
Cae, Inc.	593,100	6,411	1.13
Andritz AG	94,479	6,167	1.09
Marubeni Corp.	336,000	2,407	0.43

Capital Non-U.S. Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials—continued
FirstGroup PLC	472,000	$1,550	0.27%
________________________________
		61,243	10.83
________________________________
Consumer Discretionary - 9.87%
SES SA	414,904	12,966	2.29
Compagnie Financiere Richemont SA, Class A	153,690	12,454	2.20
Bayerische Motoren Werke AG	77,094	7,113	1.26
Inditex SA	30,359	4,082	0.72
LVMH Moet Hennessy Louis Vuitton SA	22,911	3,979	0.71
Hennes & Mauritz AB, Class B	103,648	3,670	0.65
Carnival PLC	83,000	2,994	0.53
Denso Corp.	66,000	2,961	0.52
Wolters Kluwer NV	132,760	2,941	0.52
Whitbread PLC	67,100	2,667	0.47
________________________________
		55,827	9.87
________________________________
Health Care - 9.61%
Roche Holding AG	50,281	12,588	2.23
Novo Nordisk A/S, Class B	61,526	10,800	1.91
Novartis AG	135,549	10,078	1.78
Bayer AG	86,657	9,043	1.60
Essilor International SA	61,691	6,959	1.23
Sysmex Corp.	73,900	4,766	0.84
Novartis AG (ADR)	1,300	96	0.02
________________________________
		54,330	9.61
________________________________
Materials - 7.13%
Syngenta AG	29,665	12,703	2.25
Koninklijke DSM NV	119,295	7,690	1.36
Air Liquide SA	48,498	6,150	1.09
Linde AG	30,058	5,685	1.00
BHP Billiton Ltd.	119,159	4,017	0.71
First Quantum Minerals Ltd.	166,483	2,907	0.51
Rio Tinto PLC	26,100	1,184	0.21
________________________________
		40,336	7.13
________________________________
Energy - 4.36%
Seadrill Ltd.	234,391	9,017	1.59
Cenovus Energy, Inc.	223,100	6,677	1.18
BG Group PLC	350,100	5,909	1.05
Royal Dutch Shell PLC, Class A (ADR)	45,000	3,059	0.54
________________________________
		24,662	4.36
________________________________
Telecommunication Services - 3.37%
Softbank Corp.	235,900	11,695	2.07
Swisscom AG	6,172	2,908	0.51
Singapore Telecommunications Ltd.	1,207,000	3,850	0.68

Capital Non-U.S. Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Telecommunication Services—continued
Oi SA (ADR)	262,200	$631	0.11%
________________________________
		19,084	3.37
________________________________
Utilities - 1.97%
National Grid PLC	553,400	7,053	1.25
Hong Kong & China Gas Co. Ltd.	1,354,693	4,088	0.72
________________________________
		11,141	1.97
________________________________
Total Common Stocks (cost: $458,209,599)		513,310	90.77
________________________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 8.84%
Chevron Corp., 0.06%, 05/06/13[1]	$8,100	8,100	1.43
Federal Farm Credit, 0.70%, 05/02/13[1]	5,000	5,000	0.89
Federal Home Loan Mortgage Corp., 0.13%, 05/20/13[1]	3,500	3,500	0.62
National Rural Utilities Cooperative Finance Corp.:[1]
0.15%, 05/14/13	5,000	5,000	0.88
0.14%, 05/02/13	3,000	3,000	0.53
Private Export Funding Corp., 0.26%, 06/18/13[1]	4,500	4,498	0.80
TotalFinaElf S.A., 0.01%, 05/01/13[1]	12,600	12,600	2.23
University of California, 0.15%, 05/07/13[1]	8,273	8,273	1.46
________________________________
Total Short-term securities (cost: $49,970,633)		49,971	8.84
________________________________
Total investment securities (cost: $508,180,232)		563,281	99.61
Other assets less liabilities		2,210	0.39
________________________________
Net assets		$565,491	100.00%
________________________________
________________________________

[1]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital U.S. Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks - 97.08%
Consumer Discretionary - 17.59%
Comcast Corp., Class A	86,800	$3,585	2.64%
The Home Depot, Inc.	39,800	2,919	2.15
Tiffany & Co.	34,500	2,542	1.87
Newell Rubbermaid, Inc.	94,900	2,500	1.84
Coach, Inc.	41,200	2,425	1.78
Target Corp.	27,800	1,961	1.44
Carnival Corp.	56,800	1,960	1.44
Scripps Networks Interactive, Inc., Class A	19,400	1,292	0.95
Signet Jewelers Ltd.	17,500	1,203	0.89
NIKE, Inc., Class B	14,700	935	0.69
Sirius Xm Radio, Inc.	247,000	803	0.59
The Walt Disney Co.	8,500	534	0.39
Darden Restaurants, Inc.	9,400	485	0.36
Starbucks Corp.	7,800	474	0.35
Time Warner Cable, Inc.	3,000	282	0.21
________________________________
		23,900	17.59
________________________________
Information Technology - 15.35%
International Business Machines Corp.	11,550	2,339	1.72
Jack Henry & Associates, Inc.	47,900	2,223	1.63
Google, Inc., Class A1	2,625	2,165	1.59
Apple, Inc.	3,990	1,767	1.30
Broadcom Corp., Class A	49,000	1,764	1.30
Verisign, Inc.[1]	32,700	1,506	1.11
QUALCOMM, Inc.	20,500	1,263	0.93
Jabil Circuit, Inc.	70,750	1,259	0.93
Texas Instruments, Inc.	33,800	1,224	0.90
Microsoft Corp.	34,800	1,152	0.85
Oracle Corp.	32,200	1,056	0.78
Accenture PLC, Class A	11,925	971	0.71
Visa, Inc., Class A	5,000	842	0.62
TE Connectivity Ltd.	15,400	671	0.49
Genpact Ltd.	35,500	660	0.49
________________________________
		20,862	15.35
________________________________
Health Care - 14.36%
Gilead Sciences, Inc.[1]	81,700	4,137	3.04
Bristol-Myers Squibb Co.	81,700	3,245	2.39
Express Scripts Holding Co.[1]	44,100	2,618	1.93
Seattle Genetics, Inc.[1]	59,100	2,184	1.61
Allergan, Inc.	17,700	2,010	1.48
Cerner Corp.[1]	14,700	1,423	1.05
Centene Corp.[1]	22,200	1,026	0.75
Novo Nordisk A/S (ADR)	4,100	724	0.53
Ironwood Pharmaceuticals, Inc.[1]	46,700	710	0.52
UnitedHealth Group, Inc.	9,700	581	0.43
Pfizer, Inc.	17,900	520	0.38
Agilent Technologies, Inc.	8,200	340	0.25
________________________________
		19,518	14.36
________________________________

Capital U.S. Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials - 14.29%
Eaton Corp. PLC	43,800	$2,690	1.98%
Norfolk Southern Corp.	31,600	2,446	1.80
United Technologies Corp.	26,000	2,374	1.75
Danaher Corp.	37,050	2,258	1.66
Iron Mountain, Inc.	55,539	2,103	1.55
Nielsen Holdings NV	46,100	1,596	1.17
Caterpillar, Inc.	15,800	1,338	0.98
Cae, Inc.	91,000	985	0.73
Republic Services, Inc.	21,700	739	0.54
General Electric Co.	31,100	693	0.51
Union Pacific Corp.	4,500	666	0.49
The Boeing Co.	6,800	622	0.46
Emerson Electric Co.	10,500	583	0.43
IDEX Corp.	6,300	328	0.24
________________________________
		19,421	14.29
________________________________
Energy - 12.83%
Schlumberger Ltd.	35,300	2,627	1.93
Cenovus Energy, Inc.	75,800	2,270	1.67
Halliburton Co.	48,600	2,079	1.53
Chevron Corp.	16,500	2,013	1.48
Noble Energy, Inc.	16,600	1,881	1.38
Royal Dutch Shell PLC (ADR)	21,400	1,455	1.07
Ensco PLC, Class A	24,900	1,436	1.06
Kinder Morgan, Inc.	22,400	876	0.65
Dril-quip, Inc.[1]	10,300	862	0.63
Conocophillips	11,400	689	0.51
Cobalt International Energy, Inc.[1]	24,200	676	0.50
EOG Resources, Inc.	4,700	569	0.42
________________________________
		17,433	12.83
________________________________
Financials - 10.92%
The Goldman Sachs Group, Inc.	16,100	2,352	1.73
American Tower Corp.	25,900	2,175	1.60
BB&T Corp.	67,500	2,077	1.53
JPMorgan Chase & Co.	39,200	1,921	1.41
CME Group, Inc.	30,550	1,859	1.37
Marsh & McLennan Cos., Inc.	38,600	1,467	1.08
BlackRock, Inc.	5,150	1,373	1.01
Ace Ltd.	10,500	936	0.69
Aon PLC	6,800	410	0.30
The Progressive Corp.	10,500	266	0.20
________________________________
		14,836	10.92
________________________________
Materials - 7.35%
Monsanto Co.	27,300	2,916	2.15
Air Products & Chemicals, Inc.	19,625	1,707	1.26
The Mosaic Co.	23,200	1,429	1.05
Ecolab, Inc.	13,000	1,100	0.81
Allegheny Technologies, Inc.	33,300	898	0.66
Nucor Corp.	13,700	598	0.44

Capital U.S. Equity Fund Schedule of Investments at April 30, 2013 (unaudited)	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
The Dow Chemical Co.	17,000	$576	0.42%
Barrick Gold Corp.	23,500	463	0.34
Rio Tinto PLC (ADR)	6,600	304	0.22
________________________________
		9,991	7.35
________________________________
Consumer Staples - 3.83%
Beam, Inc.	27,000	1,747	1.29
Nestle SA (ADR)	19,600	1,396	1.03
Philip Morris International, Inc.	9,700	927	0.68
The Procter & Gamble Co.	5,300	407	0.30
Diageo PLC (ADR)	3,000	367	0.27
PepsiCo, Inc.	4,300	355	0.26
________________________________
		5,199	3.83
________________________________
Utilities - 0.56%
National Grid PLC (ADR)	12,000	765	0.56
________________________________
		765	0.56
________________________________
Total Common Stocks (cost: $108,531,933)		131,925	97.08
________________________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 2.13%
National Rural Utilities Cooperative Finance Corp., 0.13%, 05/06/13[2]	$700	700	0.51
NetJets, Inc., 0.01%, 05/01/13[2]	2,200	2,200	1.62
________________________________
Total Short-term securities (cost: $2,899,987)		2,900	2.13
________________________________
Total investment securities (cost: $111,431,920)		134,825	99.21
Other assets less liabilities		1,072	0.79
________________________________
Net assets		$135,897	100.00%
________________________________
________________________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Capital Core Municipal Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $286,013)		$300,634
	Short-term investments, at value (cost: $20,130)		20,130
	Cash		73
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	188
	Interest	3,688
	Reimbursement from investment adviser	1
	Prepaid expenses	3
			3,880
	Total assets		324,717

Liabilities:
	Payables for:
	Purchases of investments	4,330
	Repurchases of fund's shares	1,675
	Investment advisory services	91
	Other accrued expenses	45
	Total liabilities		6,141
Net assets at April 30, 2013:			$318,576

Net assets consist of:
	Capital paid in on shares of beneficial interest		$303,261
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		694
	Net unrealized appreciation		14,621
Net assets at April 30, 2013			$318,576

Shares outstanding:			29,850

Net asset value per share:			$10.67

[1]	Amount rounds to less than $1,000.

Capital Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $114,097)		$116,888
	Short-term investments, at value (cost: $7,800)		7,800
	Cash		140
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	71
	Interest	1,384
	Reimbursement from investment adviser	4
	Prepaid expenses	3
			1,462
	Total assets		126,290

Liabilities:
	Payables for:
	Purchases of investments	2,969
	Repurchases of fund's shares	630
	Investment advisory services	35
	Other accrued expenses	34
	Total liabilities		3,668
Net assets at April 30, 2013:			$122,622

Net assets consist of:
	Capital paid in on shares of beneficial interest		$119,621
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		210
	Net unrealized appreciation		2,791
Net assets at April 30, 2013			$122,622

Shares outstanding:			11,947

Net asset value per share:			$10.26

[1]	Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $207,558)		$217,392
	Short-term investments, at value (cost: $27,200)		27,200
	Cash		61
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	–
	Interest	2,365
	Reimbursement from investment adviser	2
	Prepaid expenses	4
			2,371
	Total assets		247,024

Liabilities:
	Payables for:
	Purchases of investments	2,493
	Repurchases of fund's shares	405
	Investment advisory services	69
	Other accrued expenses	38
	Total liabilities		3,005
Net assets at April 30, 2013:			$244,019

Net assets consist of:
	Capital paid in on shares of beneficial interest		$234,208
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized loss		(23)
	Net unrealized appreciation		9,834
Net assets at April 30, 2013			$244,019

Shares outstanding:			22,905

Net asset value per share:			$10.65

[1]	Amount rounds to less than $1,000.

Capital California Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $89,739)			$91,803
	Short-term investments, at value (cost: $16,673)			16,673
	Cash			67
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	–	[1]
	Interest	957
	Reimbursement from investment adviser	4
	Prepaid expenses	3
				964
	Total assets			109,507

Liabilities:
	Payables for:
	Purchases of investments	996
	Repurchases of fund's shares	–
	Investment advisory services	31
	Other accrued expenses	31
	Total liabilities			1,058
Net assets at April 30, 2013:				$108,449

Net assets consist of:
	Capital paid in on shares of beneficial interest			$106,364
	Distributions in excess of net investment income			(–)	[1]
	Accumulated net realized gain			21
	Net unrealized appreciation			2,064
Net assets at April 30, 2013				$108,449

Shares outstanding:				10,501

Net asset value per share:				$10.33

[1]	Amount rounds to less than $1,000.

Capital Core Bond Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $283,930)		$292,580
	Short-term investments, at value (cost: $38,996)		38,997
	Cash		38
	Receivables for:
	Sales of investments	22,230
	Sales of fund's shares	–
	Interest	1,603
	Reimbursement from investment adviser	1
	Prepaid expenses	3
			23,837
	Total assets		355,452

Liabilities:
	Payables for:
	Purchases of investments	55,065
	Repurchases of fund's shares	589
	Investment advisory services	86
	Other accrued expenses	43
	Total liabilities		55,783
Net assets at April 30, 2013:			$299,669

Net assets consist of:
	Capital paid in on shares of beneficial interest		$289,215
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		1,803
	Net unrealized appreciation		8,651
Net assets at April 30, 2013			$299,669

Shares outstanding:			28,637

Net asset value per share:			$10.46

[1]	Amount rounds to less than $1,000.

Capital Global Equity Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $260,050)			$308,597
	Short-term investments, at value (cost: $10,000)			10,000
	Cash			11
	Foreign currency, at value (cost: $151)			151
	Receivables for:
	Sales of investments	1,055
	Sales of fund's shares	75
	Dividends	675
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				1,806
	Total assets			320,565

Liabilities:
	Payables for:
	Purchases of investments	2,346
	Repurchases of fund's shares	1,004
	Unified fees	215
	Other accrued expenses	1
	Total liabilities			3,566
Net assets at April 30, 2013:				$316,999

Net assets consist of:
	Capital paid in on shares of beneficial interest			$275,603
	Accumulated undistributed net investment income			1,190
	Accumulated net realized loss			(8,340)
	Net unrealized appreciation			48,546
Net assets at April 30, 2013				$316,999

Shares outstanding:				28,074

Net asset value per share:				$11.29

[1]	Amount rounds to less than $1,000.

Capital Non-U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $458,209)			$513,310
	Short-term investments, at value (cost: $49,971)			49,971
	Cash			41
	Foreign currency, at value (cost: $604)			607
	Receivables for:
	Sales of investments	517
	Sales of fund's shares	4,672
	Dividends	2,051
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				7,241
	Total assets			571,170

Liabilities:
	Payables for:
	Purchases of investments	4,733
	Repurchases of fund's shares	574
	Unified fees	371
	Other accrued expenses	1
	Total liabilities			5,679
Net assets at April 30, 2013:				$565,491

Net assets consist of:
	Capital paid in on shares of beneficial interest			$515,794
	Accumulated undistributed net investment income			3,791
	Accumulated net realized loss			(9,197)
	Net unrealized appreciation			55,103
Net assets at April 30, 2013				$565,491

Shares outstanding:				52,101

Net asset value per share:				$10.85

[1]	Amount rounds to less than $1,000.

Capital U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2013 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $108,532)			$131,925
	Short-term investments, at value (cost: $2,900)			2,900
	Cash			39
	Receivables for:
	Sales of investments	1,309
	Sales of fund's shares	39
	Dividends	159
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				1,508
	Total assets			136,372

Liabilities:
	Payables for:
	Purchases of investments	390
	Repurchases of fund's shares	11
	Unified fees	73
	Other accrued expenses	1
	Total liabilities			475
Net assets at April 30, 2013:				$135,897

Net assets consist of:
	Capital paid in on shares of beneficial interest			$111,278
	Accumulated undistributed net investment income			139
	Accumulated net realized gain			1,087
	Net unrealized appreciation			23,393
Net assets at April 30, 2013				$135,897

Shares outstanding:				8,154

Net asset value per share:				$16.67

[1]	Amount rounds to less than $1,000.

Capital Core Municipal Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$3,630

Fees and expenses:
Investment advisory services	528
Administrative and accounting services	44
Registration fees	9
Audit and tax fees	19
Transfer agent services	6
Trustees' compensation	6
Other	5
Total fees and expenses		617
Reimbursement of fees		(14)
Net fees and expenses		603
Net investment income		3,027

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		770
Net unrealized appreciation on investments		207
Net realized gain and unrealized appreciation on investments		977
Net increase in net assets resulting from operations		$4,004

Capital Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$1,108

Fees and expenses:
Investment advisory services	211
Administrative and accounting services	18
Registration fees	9
Audit and tax fees	19
Transfer agent services	6
Trustees' compensation	6
Other	3
Total fees and expenses		272
Reimbursement of fees		(30)
Net fees and expenses		242
Net investment income		866

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		210
Net unrealized depreciation on investments		(350)
Net realized gain and unrealized depreciation on investments		(140)
Net increase in net assets resulting from operations		$726

Capital California Core Municipal Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$2,582

Fees and expenses:
Investment advisory services	391
Administrative and accounting services	33
Registration fees	3
Audit and tax fees	19
Transfer agent services	6
Trustees' compensation	6
Other	4
Total fees and expenses		462
Reimbursement of fees		(14)
Net fees and expenses		448
Net investment income		2,134

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(23)
Net unrealized appreciation on investments		1,115
Net realized loss and unrealized appreciation on investments		1,092
Net increase in net assets resulting from operations		$3,226

Capital California Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$724

Fees and expenses:
Investment advisory services	190
Administrative and accounting services	16
Registration fees	2
Audit and tax fees	19
Transfer agent services	6
Trustees' compensation	6
Other	2
Total fees and expenses		241
Reimbursement of fees		(24)
Net fees and expenses		217
Net investment income		507

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		21
Net unrealized appreciation on investments		78
Net realized gain and unrealized appreciation on investments		99
Net increase in net assets resulting from operations		$606

Capital Core Bond Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$2,639

Fees and expenses:
Investment advisory services	516
Administrative and accounting services	44
Registration fees	9
Audit and tax fees	19
Transfer agent services	6
Trustees' compensation	6
Other	5
Total fees and expenses		605
Reimbursement of fees		(15)
Net fees and expenses		590
Net investment income		2,049

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		1,815
Net unrealized depreciation on investments		(1,626)
Net realized gain and unrealized depreciation on investments		189
Net increase in net assets resulting from operations		$2,238

Capital Global Equity Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $134)	$2,644
	Interest	8		2,652

	Fees and expenses:
	Unified fees	1,076
	Trustees' compensation	6
	Legal fees	1
	Other	–	[1]
	Total fees and expenses			1,083
	Reimbursement of fees			(8)
	Net fees and expenses			1,075
	Net investment income			1,577

Net realized gain (loss) and unrealized appreciation on investments and currency:
	Net realized gain on investments			43
	Net realized loss on currency			(39)
	Net unrealized appreciation on investments			32,916
	Net unrealized appreciation on currency translations			–	[1]
	Net realized gain and unrealized appreciation on investments and currency			32,920
Net increase in net assets resulting from operations				$34,497

[1]	Amount rounds to less than $1,000.

Capital Non-U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $576)	$5,760
	Interest	28		5,788

	Fees and expenses:
	Unified fees	1,703
	Trustees' compensation	6
	Legal fees	1
	Other	–	[1]
	Total fees and expenses			1,710
	Reimbursement of fees			(7)
	Net fees and expenses			1,703
	Net investment income			4,085

Net realized loss and unrealized appreciation on investments and currency:
	Net realized loss on investments			(4,351)
	Net realized loss on currency			(43)
	Net unrealized appreciation on investments			46,182
	Net unrealized appreciation on currency translations			10
	Net realized loss and unrealized appreciation on investments and currency			41,798
Net increase in net assets resulting from operations				$45,883

[1]	Amount rounds to less than $1,000.

Capital U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2013 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $23)	$1,179
	Interest	3		1,182

	Fees and expenses:
	Unified fees	387
	Trustees' compensation	6
	Legal fees	1
	Other	–	[1]
	Total fees and expenses			394
	Reimbursement of fees			(8)
	Net fees and expenses			386
	Net investment income			796

Net realized gain (loss) and unrealized appreciation on investments and currency:
	Net realized gain on investments			1,475
	Net realized loss on currency			(–)	[1]
	Net unrealized appreciation on investments			13,523
	Net realized gain and unrealized appreciation on investments and currency			14,998
Net increase in net assets resulting from operations				$15,794

[1]	Amount rounds to less than $1,000.

Capital Core Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
	Net investment income	$3,027	$5,671
	Net realized gain on investments	770	539
	Net unrealized appreciation on investments	207	8,690
	Net increase in net assets resulting from operations	4,004	14,900

Dividends and distributions to shareholders:
	Dividends from net investment income	(3,026)	(5,673)
	Distributions from capital gain	–	–
	Total dividends and distributions	(3,026)	(5,673)

Net capital share transactions		25,305	33,520

Total increase in net assets		26,283	42,747

Net assets:
	Beginning of period	292,293	249,546
	End of period (including distributions in excess of net investment income: $(-)[2] and $(1), respectively.)	$318,576	$292,293

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

Capital Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
	Net investment income	$866	$1,803
	Net realized gain on investments	210	503
	Net unrealized appreciation (depreciation) on investments	(350)	1,282
	Net increase in net assets resulting from operations	726	3,588

Dividends and distributions to shareholders:
	Dividends from net investment income	(866)	(1,803)
	Distributions from capital gain	(489)	–
	Total dividends and distributions	(1,355)	(1,803)

Net capital share transactions		(757)	(15,741)

Total decrease in net assets		(1,386)	(13,956)

Net assets:
	Beginning of period	124,008	137,964
	End of period (including distributions in excess of net investment income: $(-)[2] and $(-)[2], respectively.)	$122,622	$124,008

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
	Net investment income	$2,134	$3,704
	Net realized gain (loss) on investments	(23)	860
	Net unrealized appreciation on investments	1,115	5,779
	Net increase in net assets resulting from operations	3,226	10,343

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,134)	(3,705)
	Distributions from capital gain	(860)	(32)
	Total dividends and distributions	(2,994)	(3,737)

Net capital share transactions		35,874	43,512

Total increase in net assets		36,106	50,118

Net assets:
	Beginning of period	207,913	157,795
	End of period (including distributions in excess of net investment income: $(-)[2] and $(-)[2], respectively.)	$244,019	$207,913

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

Capital California Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
	Net investment income	$507	$862
	Net realized gain on investments	21	57
	Net unrealized appreciation on investments	78	1,469
	Net increase in net assets resulting from operations	606	2,388

Dividends and distributions to shareholders:
	Dividends from net investment income	(507)	(862)
	Distributions from capital gain	(57)	(29)
	Total dividends and distributions	(564)	(891)

Net capital share transactions		971	29,412

Total increase in net assets		1,013	30,909

Net assets:
	Beginning of period	107,436	76,527
	End of period (including distributions in excess of net investment income: $(-)[2] and $(-)[2], respectively.)	$108,449	$107,436

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

Capital Core Bond Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
	Net investment income	$2,049	$4,847
	Net realized gain on investments	1,815	4,490
	Net unrealized appreciation (depreciation) on investments	(1,626)	2,072
	Net increase in net assets resulting from operations	2,238	11,409

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,059)	(4,838)
	Distributions from capital gain	(4,489)	(357)
	Total dividends and distributions	(6,548)	(5,195)

Net capital share transactions		7,517	10,209

Total increase in net assets		3,207	16,423

Net assets:
	Beginning of period	296,462	280,039
	End of period (including distributions in excess of and undistributed net investment income: $(-)[2] and $10, respectively.)	$299,669	$296,462

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

Capital Global Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
Net investment income	$1,577	$2,560
Net realized gain (loss) on investments and currency	4	(5,271)
Net unrealized appreciation on investments and currency	32,916	18,242
Net increase in net assets resulting from operations	34,497	15,531

Dividends and distributions to shareholders:
Dividends from net investment income	(2,750)	(551)
Distributions from capital gain	–	–
Total dividends and distributions	(2,750)	(551)

Net capital share transactions	80,340	64,461

Total increase in net assets	112,087	79,441

Net assets:
Beginning of period	204,912	125,471
End of period (including undistributed net investment income: $1,190 and $2,363, respectively.)	$316,999	$204,912

[1]	Unaudited.

Capital Non-U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
Net investment income	$4,085	$1,396
Net realized loss on investments and currency	(4,394)	(2,933)
Net unrealized appreciation on investments and currency	46,192	11,877
Net increase in net assets resulting from operations	45,883	10,340

Dividends and distributions to shareholders:
Dividends from net investment income	(1,697)	(290)
Distributions from capital gain	–	–
Total dividends and distributions	(1,697)	(290)

Net capital share transactions	265,120	196,120

Total increase in net assets	309,306	206,170

Net assets:
Beginning of period	256,185	50,015
End of period (including undistributed net investment income: $3,791 and $1,403, respectively.)	$565,491	$256,185

[1]	Unaudited.

Capital U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/13[1]	For the year ended 10/31/12

Operations:
Net investment income	$796	$1,275
Net realized gain (loss) on investments and currency	1,475	(227)
Net unrealized appreciation on investments	13,523	6,945
Net increase in net assets resulting from operations	15,794	7,993

Dividends and distributions to shareholders:
Dividends from net investment income	(910)	(1,038)
Distributions from capital gain	(54)	(3,822)
Total dividends and distributions	(964)	(4,860)

Net capital share transactions	18,291	25,514

Total increase in net assets	33,121	28,647

Net assets:
Beginning of period	102,776	74,129
End of period (including undistributed net investment income: $139 and $253, respectively.)	$135,897	$102,776

[1]	Unaudited.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited)

1. Organization

Capital Group Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund) and three equity funds (Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund) (each a “Fund,” collectively the “Funds”). On April 1, 2011, Capital Global Equity Fund and Capital Non-U.S. Equity Fund each obtained its initial capitalization of $25,000,000 from the sale of shares of beneficial interest to Capital Guardian Trust Company. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Endowments-Growth and Income Portfolio (the “Predecessor Fund”), was reorganized into the Capital U.S. Equity Fund, effective at the close of business April 1, 2011, pursuant to an Agreement and Plan of Reorganization, dated March 25, 2011, and approved by the shareholders of the Predecessor Fund. The Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund. In connection with the reorganization, the fiscal year end and tax year end of the Predecessor Fund was changed from July 31 to October 31 to conform with the other series of the Trust.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Core Bond Fund seeks to provide current income and to preserve capital. Capital Global Equity Fund and Capital Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

3. Valuation

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of April 30, 2013 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$300,634	$–	$300,634
Short-term investments	–	20,130	–	20,130
Total Investments	$–	$320,764	$–	$320,764

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Investment Securities	Level 1	Level 2		Level 3	Total
Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$116,888		$–	$116,888
Short-term investments	–	7,800		–	7,800
Total Investments	$–	$124,688		$–	$124,688
Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$217,392		$–	$217,392
Short-term investments	–	27,200		–	27,200
Total Investments	$–	$244,592		$–	$244,592

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$91,803		$–	$91,803
Short-term investments	–	16,673		–	16,673
Total Investments	$–	$108,476		$–	$108,476
Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$134,575		$–	$134,575
Mortgage-backed obligations	–	70,345		–	70,345
Corporate bonds & notes	–	76,676		–	76,676
Municipals	–	8,334		–	8,334
Government agency bonds & notes outside the U.S.	–	165		–	165
Asset-backed obligations	–	2,485		–	2,485
Short-term investments	–	38,997		–	38,997
Total investments	$–	$331,577		$–	$331,577

Capital Global Equity Fund
Common Stocks:
Information Technology	$36,288	$16,899	[1]	$–	$53,187
Financials	22,943	27,585	[1]	–	50,528
Health Care	32,007	13,097	[1]	–	45,104
Consumer Discretionary	30,830	11,810	[1]	–	42,640
Industrials	25,361	9,792	[1]	–	35,153
Energy	23,375	2,961	[1]	–	26,336
Consumer Staples	4,459	20,561	[1]	–	25,020
Materials	12,684	9,088	[1]	–	21,772
Telecommunication Services	288	5,774	[1]	–	6,062
Utilities	–	2,795	[1]	–	2,795
Short-term investments	–	10,000		–	10,000
Total Investments	$188,235	$130,362		$–	$318,597

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Investment Securities	Level 1	Level 2		Level 3	Total
Capital Non-U.S. Equity Fund
Common Stocks:
Financials	$7,082	$91,804	[2]	$–	$98,886
Consumer Staples	620	75,083	[2]	–	75,703
Information Technology	8,317	63,781	[2]	–	72,098
Industrials	6,411	54,832	[2]	–	61,243
Consumer Discretionary	–	55,827	[2]	–	55,827
Health Care	96	54,234	[2]	–	54,330
Materials	2,907	37,429	[2]	–	40,336
Energy	9,736	14,926	[2]	–	24,662
Telecommunication Services	631	18,453	[2]	–	19,084
Utilities	–	11,141	[2]	–	11,141
Short-term investments	–	49,971		–	49,971
Total Investments	$35,800	$527,481		$–	$563,281
Capital U.S. Equity Fund
Common Stocks[3]	$131,925	$–		$–	$131,925 –
Short-term investments	–	2,900		–	2,900
Total Investments	$131,925	$2,900		$–	$134,825

[1] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $120,362 of investment securities were classified as Level 2 instead of Level 1.

[2] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $477,510 of investment securities were classified as Level 2 instead of Level 1.

[3] The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

At April 30, 2013, securities with a market value of $109,124,000, which represented 34.42% of the net assets of Capital Global Equity Fund and securities with a market value of $433,375,000, which represented 76.64% of the net assets of Capital Non-U.S. Equity Fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading. There were no Level 3 securities held in the Funds during the period ended April 30, 2013.

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California – Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage related securities – Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential investment in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

5. Taxation and distributions

Federal income taxation ––The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the year ended October 31, 2012 and the period ended October 31, 2011, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-Exempt		Ordinary Income		Long-Term Capital Gains
	2012	2011	2012	2011	2012	2011
Capital Core Municipal Fund	$ 5,671	$5,206	$ 2	$579	$ –	$ –
Capital Short-Term Municipal Fund	1,803	1,315	-[1]	100	–	–
Capital California Core Municipal Fund	3,701	2,969	4	3	32	–
Capital California Short-Term Municipal Fund	862	510	28	-[1]	1	–
Capital Core Bond Fund	–	–	4,983	8,002	212	–
Capital Global Equity Fund*	–	–	551	–	–	–
Capital Non-U.S. Equity Fund*	–	–	290	–	–	–
Capital U.S. Equity Fund*	–	–	1,038	485	3,823	–

*Commencement of operations was 4/1/11.

1 Rounds to less than $1,000.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

At October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Tax-Exempt	Undistributed ordinary income	Undistributed Long-Term Capital Gains	Other Temporary Differences	Capital Loss Carryover	Unrealized appreciation	Total
Capital Core Municipal Fund	$ 210	$ –	$ –	$ (210)	$ (77)	$ 14,414	$14,337
Capital Short-Term Municipal Fund	32	3	486	(32)	–	3,141	3,630
Capital California Core Municipal Fund	136	20	840	(136)	–	8,719	9,579
Capital California Short-Term Municipal Fund	10	–	57	(10)	–	1,986	2,043
Capital Core Bond Fund	–	2,488	2,092	(82)	–	10,266	14,764
Capital Global Equity Fund	–	2,362	–	–	(6,763)	14,050	9,649
Capital Non-U.S. Equity Fund	–	1,414	–	–	(4,222)	8,319	5,511
Capital U.S. Equity Fund	–	253	54	–	–	9,482	9,789

Capital loss carryovers available to the Funds at October 31, 2012 were as follows (dollars in thousands):

	Expiring 2019	Unlimited Long-Term	Unlimited Short-Term
Capital Core Municipal Fund[1]	$ 77	$ –	$ –
Capital Short-Term Municipal Fund[2]	–	–	–
Capital California Core Municipal Fund	–	–	–
Capital California Short-Term Municipal Fund	–	–	–
Capital Core Bond Fund	–	–	–
Capital Global Equity Fund	–	1,048	5,715
Capital Non-U.S. Equity Fund	–	758	3,464
Capital U.S. Equity Fund	–	–	–

[1] During the year ended October 31, 2012, a capital loss carryforward of $539 was utilized to offset net realized gains by the Fund.

[2] During the year ended October 31, 2012, a capital loss carryforward of $14 was utilized to offset net realized gains by the Fund.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at April 30, 2013 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Core Municipal Fund	$306,143	$ 14,645	$ (24)	$ 14,621
Capital Short-Term Municipal Fund	121,897	2,806	(15)	2,791
Capital California Core Municipal Fund	234,758	9,905	(71)	9,834
Capital California Short-Term Municipal Fund	106,412	2,075	(11)	2,064
Capital Core Bond Fund	322,926	8,679	(28)	8,651
Capital Global Equity Fund	270,050	50,782	(2,235)	48,547
Capital Non-U.S. Equity Fund	508,180	58,986	(3,885)	55,101
Capital U.S. Equity Fund	111,432	24,993	(1,600)	23,393

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

6. Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through December 31, 2012, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, the CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Global Equity Fund and Capital Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds. A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors, ® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase/decrease
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Period ended April 30, 2013
Capital Core Municipal Fund	$ 57,738	5,419	$ 1,811	170	$ (34,244)	(3,220)	$ 25,305	2,369
Capital Short-Term Municipal Fund	28,564	2,778	1,149	112	(30,470)	(2,965)	(757)	(75)
Capital California Core Municipal Fund	51,600	4,858	2,027	191	(17,753)	(1,671)	35,874	3,378
Capital California Short-Term Municipal Fund	32,639	3,163	490	48	(32,158)	(3,118)	971	93
Capital Core Bond Fund	28,697	2,739	5,659	541	(26,839)	(2,564)	7,517	716
Capital Global Equity Fund	94,929	8,928	1,982	196	(16,571)	(1,569)	80,340	7,555
Capital Non-U.S. Equity Fund	303,174	29,489	414	41	(38,468)	(3,726)	265,120	25,804
Capital U.S. Equity Fund	33,787	2,173	793	52	(16,289)	(1,039)	18,291	1,186

Year ended October 31, 2012
Capital Core Municipal Fund	$ 80,318	7,647	$ 3,229	306	$ (50,027)	(4,732)	$ 33,520	3,221
Capital Short-Term Municipal Fund	60,368	5,876	1,452	141	(77,561)	(7,536)	(15,741)	(1,519)

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Capital California Core Municipal Fund	65,225	6,195	2,134	203	(23,847)	(2,262)	43,512	4,136
Capital California Short-Term Municipal Fund	96,806	9,407	741	72	(68,135)	(6,630)	29,412	2,849
Capital Core Bond Fund	63,332	6,037	3,376	322	(56,499)	(5,369)	10,209	990
Capital Global Equity Fund	129,539	13,702	343	38	(65,421)	(6,886)	64,461	6,854
Capital Non-U.S. Equity Fund	216,260	22,929	239	28	(20,379)	(2,168)	196,120	20,789
Capital U.S. Equity Fund	58,062	4,038	4,202	316	(36,750)	(2,563)	25,514	1,791

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

8. Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended April 30, 2013 as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Core Municipal Fund	$ –	$ 34,597	$ –	$ 19,953
Capital Short-Term Municipal Fund	–	9,049	–	9,549
Capital California Core Municipal Fund	–	43,717	–	13,734
Capital California Short-Term Municipal Fund	–	19,168	–	4,378
Capital Core Bond Fund	245,986	39,529	258,317	26,635
Capital Global Equity Fund	–	105,527	–	27,694
Capital Non-U.S. Equity Fund	–	281,134	–	40,865
Capital U.S. Equity Fund	–	32,141	–	10,412

Capital Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/13[2]		10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.64		$10.29	$10.27	$10.00

Income from investment operations:
	Net investment income[4]	0.11		0.21	0.21	0.10
	Net realized and unrealized gains on securities	0.03		0.35	0.04	0.26
	Total from investment operations	0.14		0.56	0.25	0.36

Dividends and distributions:
	Dividends from net investment income	(0.11)		(0.21)	(0.21)	(0.09)
	Distributions from capital gain	—		—	(0.02)	—	[5]
	Total dividends and distributions	(0.11)		(0.21)	(0.23)	(0.09)

Net asset value, end of period		$10.67		$10.64	$10.29	$10.27

Total Return[6]		1.28%		5.46%	2.56%	3.63%

Net assets, end of period (in millions)		$319		$292	$250	$269

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.42%	0.42%	0.43%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	2.01%	[7]	1.98%	2.10%	1.81%	[7]

	Portfolio turnover rate	7%	[8]	13%	19%	25%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/13[2]		10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.32		$10.19	$10.17	$10.00

Income from investment operations:
	Net investment income[4]	0.07		0.14	0.11	0.05
	Net realized and unrealized gains (losses) on securities	(0.02)		0.13	0.02	0.17
	Total from investment operations	0.05		0.27	0.13	0.22

Dividends and distributions:
	Dividends from net investment income	(0.07)		(0.14)	(0.10)	(0.05)
	Distributions from capital gain	(0.04)		—	(0.01)	—	[5]
	Total dividends and distributions	(0.11)		(0.14)	(0.11)	(0.05)

Net asset value, end of period		$10.26		$10.32	$10.19	$10.17

Total Return[6]		0.52%		2.63%	1.33%	2.17%

Net assets, end of period (in millions)		$123		$124	$138	$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.45%	[7]	0.46%	0.46%	0.48%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.44%	[7]	1.32%	1.04%	0.94%	[7]

	Portfolio turnover rate	8%	[8]	25%	15%	36%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital California Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/13[2]		10/31/12		10/31/11		10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.65		$10.25		$10.19		$10.00

Income from investment operations:
	Net investment income[4]	0.10		0.21		0.20		0.08
	Net realized and unrealized gains on securities	0.04		0.40		0.06		0.18
	Total from investment operations	0.14		0.61		0.26		0.26

Dividends and distributions:
	Dividends from net investment income	(0.10)		(0.21)		(0.20)		(0.07)
	Distributions from capital gain	(0.04)		—	[5]	—	[5]	—	[5]
	Total dividends and distributions	(0.14)		(0.21)		(0.20)		(0.07)

Net asset value, end of period		$10.65		$10.65		$10.25		$10.19

Total Return[6]		1.35%		5.99%		2.61%		2.61%

Net assets, end of period (in millions)		$244		$208		$158		$169

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.42%		0.42%		0.45%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%		0.40%		0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.91%	[7]	1.99%		1.98%		1.41%	[7]

	Portfolio turnover rate	7%	[8]	21%		24%		13%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital California Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/13[2]		10/31/12		10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.32		$10.12		$10.13	$10.00

Income from investment operations:
	Net investment income[4]	0.05		0.09		0.08	0.04
	Net realized and unrealized gains (losses) on securities	0.02		0.20		(0.01)	0.13
	Total from investment operations	0.07		0.29		0.07	0.17

Dividends and distributions:
	Dividends from net investment income	(0.05)		(0.09)		(0.08)	(0.04)
	Distributions from capital gain	(0.01)		—	[5]	—	—
	Total dividends and distributions	(0.06)		(0.09)		(0.08)	(0.04)

Net asset value, end of period		$10.33		$10.32		$10.12	$10.13

Total Return[6]		0.61%		2.96%		0.72%	1.67%

Net assets, end of period (in millions)		$108		$107		$77	$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.44%	[7]	0.47%		0.49%	0.55%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%		0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	0.93%	[7]	0.92%		0.83%	0.79%	[7]

	Portfolio turnover rate	5%	[8]	14%		20%	35%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital Core Bond Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/13[2]		10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.62		$10.40	$10.45	$10.00

Income from investment operations:
	Net investment income[4]	0.07		0.17	0.19	0.09
	Net realized and unrealized gains on securities	—	[5]	0.23	0.09	0.46
	Total from investment operations	0.07		0.40	0.28	0.55

Dividends and distributions:
	Dividends from net investment income	(0.07)		(0.17)	(0.20)	(0.09)
	Distributions from capital gain	(0.16)		(0.01)	(0.13)	(0.01)
	Total dividends and distributions	(0.23)		(0.18)	(0.33)	(0.10)

Net asset value, end of period		$10.46		$10.62	$10.40	$10.45

Total Return[6]		0.69%		3.92%	2.80%	5.52%

Net assets, end of period (in millions)		$300		$296	$280	$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.42%	0.42%	0.44%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.39%	[7]	1.63%	1.82%	1.65%	[7]

	Portfolio turnover rate	98%	[8]	134%	118%	123%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital Global Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/13[2]		10/31/12	10/31/11[3]

Selected per share data:

Net asset value, beginning of period		$9.99		$9.18	$10.00

Income from investment operations:
	Net investment income[4]	0.07		0.14	0.05
	Net realized and unrealized gains (losses) on securities	1.36		0.71	(0.87)
	Total from investment operations	1.43		0.85	(0.82)

Dividends and distributions:
	Dividends from net investment income	(0.13)		(0.04)	—
	Distributions from capital gain	—		—	—
	Total dividends and distributions	(0.13)		(0.04)	—

Net asset value, end of period		$11.29		$9.99	$9.18

Total Return[5]		14.53%		9.19%	(8.20)%

Net assets, end of period (in millions)		$317		$205	$125

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.86%	[6]	0.86%	0.87%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.85%	[6]	0.85%	0.85%	[6]
	Ratio of net investment income to average net assets[5]	1.25%	[6]	1.47%	0.94%	[6]

	Portfolio turnover rate	11%	[7]	35%	15%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

Capital Non-U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/13[2]		10/31/12	10/31/11[3]

Selected per share data:

Net asset value, beginning of period		$9.74		$9.08	$10.00

Income from investment operations:
	Net investment income[4]	0.10		0.13	0.07
	Net realized and unrealized gains (losses) on securities	1.06		0.58	(0.99)
	Total from investment operations	1.16		0.71	(0.92)

Dividends and distributions:
	Dividends from net investment income	(0.05)		(0.05)	—
	Distributions from capital gain	—		—	—
	Total dividends and distributions	(0.05)		(0.05)	—

Net asset value, end of period		$10.85		$9.74	$9.08

Total Return[5]		11.95%		7.91%	(9.20)%

Net assets, end of period (in millions)		$565		$256	$50

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.85%	[6]	0.86%	0.89%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.85%	[6]	0.85%	0.85%	[6]
	Ratio of net investment income to average net assets[5]	2.04%	[6]	1.38%	1.32%	[6]

	Portfolio turnover rate	11%	[7]	17%	20%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

Capital U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

	For the six months ended	For the year ended		For the eight months ended	For the year ended
	4/30/13[2]	10/31/12	10/31/11[3]	3/31/11	7/31/10	7/31/09	7/31/08

Selected per share data:

Net asset value, beginning of year	$ 14.75	$ 14.32	$15.33	$ 13.09	$ 11.78	$ 14.24	$ 16.14

Income from investment operations:
Net investment income[4]	0.10	0.22	0.10	0.16	0.22	0.24	0.26
Net realized and unrealized gains (losses) on securities and currency	1.95	1.20	(1.02)	2.28	1.30	(2.44)	(1.48)
Total from investment operations	2.05	1.42	(0.92)	2.44	1.52	(2.20)	(1.22)

Dividends and distributions:
Dividends from net investment income	(0.12)	(0.17)	(0.09)	(0.20)	(0.21)	(0.26)	(0.30)
Distributions from capital gain	(0.01)	(0.82)	—	—	—	—	(0.38)
Total dividends and distributions	(0.13)	(0.99)	(0.09)	(0.20)	(0.21)	(0.26)	(0.68)

Net asset value, end of year	$ 16.67	$ 14.75	$ 14.32	$ 15.33	$ 13.09	$ 11.78	$ 14.24

Total Return[5]	14.00%	10.81%	(6.42)%	18.72%	12.91%	(15.29)%	(7.95)%

Net assets, end of year (in millions)	$ 136	$ 103	$ 74	$ 86	$ 75	$ 79	$ 108

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%[6]	0.67%	0.67%[6]	1.04%[6]	0.79%	0.74%	0.67%
Ratio of expenses to average net assets after reimbursement[5]	0.65%[6]	0.65%	0.65%[6]	0.75%[6]	0.75%	0.71%	0.62%
Ratio of net investment income to average net assets[5]	1.34%[6]	1.52%	1.13%[6]	1.67%[6]	1.72%	2.12%	1.67%

Portfolio turnover rate	9%[7]	53%	82%[7]	7%[7]	22%	39%	21%

[1]		Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]		Unaudited.
[3]		Endowments – Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011.
[4]		Based on average shares outstanding.
[5]		Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[6]		Annualized.
[7]		Not annualized for periods of less than one year.

Capital Group Private Client Services Funds

Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 through April 30, 2013).

Actual expenses:

The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period*	Annualized expense ratio
Capital Core Municipal Fund actual return	$ 1,000.00	$1,012.80	$ 2.00	.40%
assumed 5% return	1,000.00	1,022.80	2.01	.40%
Capital Short-Term Municipal Fund actual return	1,000.00	1,005.20	1.99	.40%
assumed 5% return	1,000.00	1,022.80	2.01	.40%
Capital California Core Municipal Fund actual return	1,000.00	1,013.50	2.00	.40%
assumed 5% return	1,000.00	1,022.80	2.01	.40%
Capital California Short-Term Municipal Fund actual return	1,000.00	1,006.10	1.99	.40%
assumed 5% return	1,000.00	1,022.80	2.01	.40%
Capital Core Bond Fund actual return	1,000.00	1,006.90	1.99	.40%
assumed 5% return	1,000.00	1,022.80	2.01	.40%
Capital Global Equity Fund actual return	1,000.00	1,145.30	4.52	.85%
assumed 5% return	1,000.00	1,020.60	4.26	.85%

Capital Group Private Client Services Funds

Expense example (unaudited) (continued)

Capital Non-U.S. Equity Fund actual return	1,000.00	1,119.50	4.47	.85%
assumed 5% return	1,000.00	1,020.60	4.26	.85%
Capital U.S. Equity Fund actual return	1,000.00	1,140.00	3.45	.65%
assumed 5% return	1,000.00	1,021.60	3.26	.65%

* Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Group Private Client Services Funds
Approval of investment advisory and service agreement (unaudited)

Approval of amended and restated investment advisory and service agreement

The funds’ Board of Trustees (the “Board”) has approved the funds’ Amended and Restated Investment Advisory and Service Agreement (the “Agreement”) with Capital Guardian Trust Company (“CGTC”) for an additional one year term through March 31, 2014. The Board approved the Agreement following the recommendation of the funds’ Contracts Committee (the “Committee”), which is composed of all of the funds’ independent board members. The Board and the Committee determined that the funds’ fee structure was fair and reasonable in relation to the services provided and that approving the Agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the Board and the Committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed here, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The Board and the Committee considered the depth and quality of CGTC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization and the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities. The Board and the Committee also considered the nature, extent and quality of administrative and compliance services provided by CGTC to the funds under the Agreement and other agreements. The Board and the Committee concluded that the nature, extent and quality of the services provided by CGTC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The Board and the Committee considered the investment results of each fund in light of its objectives. They compared each fund’s total returns with those of other funds deemed relevant by the Board and market data such as relevant market measures for the 10 month and one year periods ended October 31, 2012 and for the lifetime of the fund. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results.

Capital Global Equity Fund seeks preservation while providing growth. The Board and the Committee reviewed the fund’s investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results exceeded the results of its Lipper Average over the lifetime, one year and ten month periods. They further noted that the investment results of the MSCI World Index exceeded the fund’s results over the same periods.

Capital Non-U.S. Equity Fund seeks preservation while providing growth. The Board and the Committee reviewed the fund’s investment results measured against (i) the MSCI EAFE Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results exceeded the results of the Lipper Average and the MSCI EAFE Index over the lifetime, one year and ten month periods.

Capital U.S. Equity Fund seeks preservation while providing growth. The fund’s secondary objective is to provide income. The Board and the Committee reviewed the fund’s investment results measured against (i) the S&P 500 Index and (ii) the Lipper Growth and Income Funds Average. They noted that the investment

Capital Group Private Client Services Funds
Approval of investment advisory and service agreement (unaudited) (continued)

results of the S&P 500 and Lipper Indices exceeded the fund’s results over the lifetime, one year and ten month periods.

Capital Core Municipal Fund seeks current income exempt from federal income tax and preservation. The Board and the Committee reviewed the fund’s investment results measured against (i) the Barclays Capital 1-10 Year Intermediate-Short Municipal Index and (ii) the Lipper Intermediate Municipal Debt Funds Average. They noted that the Lipper Average exceeded the fund’s results over the lifetime, one year and ten month periods. They further noted that the fund’s investment results against Barclays Index were mixed over the same periods.

Capital Short-Term Municipal Fund seeks preservation and secondarily current income exempt from federal income tax. The Board and the Committee reviewed the fund’s investment results measured against (i) the Barclays Capital 1-5 Year Short Municipal Index and (ii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results were superior to both indices over the one year and ten month periods. They further noted that the fund’s lifetime investment results were superior to the Lipper Index and trailed the Barclays Index.

Capital California Core Municipal Fund seeks current income exempt from federal and California income taxes and preservation. The Board and the Committee reviewed the fund’s investment results measured against (i) the Barclays Capital California 1-10 Year Intermediate-Short Municipal Index and (ii) the Lipper California Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Lipper indices over the lifetime, one year and ten month periods. They further noted that the fund’s one year and ten month investment results were superior to the Barclays Index, but its lifetime results trailed the index.

Capital California Short-Term Municipal Fund seeks preservation and, secondarily, current income exempt from federal and California income taxes. The Board and the Committee reviewed the fund’s investment results measured against (i) the Barclays Capital California Short Municipal Bond Index and (ii) the Lipper California Short-Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Lipper indices over the lifetime, one year and ten month periods. They further noted that the fund’s one year and ten month investment results were superior to the Barclays Index, but its lifetime results trailed the index.

Capital Core Bond Fund seeks current income and preservation. The Board and the Committee reviewed the fund’s investment results measured against (i) the Barclays Capital 1-10 Year U.S. Government/Credit ex. BBB Index and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Average. They noted that the fund’s investment results were superior to the Lipper Average over the lifetime period but the Lipper Average exceeded the fund’s investment results over the one year and ten month periods. They further noted that the fund’s one year and ten month investment results were superior to the Barclays Index, but its lifetime results trailed the index.

The Board and the Committee concluded that the funds’ results have been satisfactory and that CGTC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The Board and the Committee compared the advisory fees and total expenses of Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-

Capital Group Private Client Services Funds
Approval of investment advisory and service agreement (unaudited) (continued)

Term Municipal Fund and Capital Core Bond Fund (collectively the “Fixed Income Funds”) (each as a percentage of average net assets) to those of other funds deemed relevant by the Board. They observed that the advisory fees and expenses of most of the Fixed Income Funds remain at or below those of most other relevant funds (except the total expenses of Capital California Short-Term Municipal Fund and the advisory fees for Capital Core Municipal Fund and Capital California Short-Term Municipal Fund which are slightly above the average of the other relevant funds). The Board and the Committee also noted however, that CGTC would cap each fund’s total expenses at .40% of average daily net assets for another year.

For Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund (collectively the “Equity Funds”) the Agreement provides that the Equity Funds pay CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the Equity Funds’ independent trustees (including their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging and supervising third parties that provide such services. The Board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee for an Equity Fund cannot be increased without a vote of its shareholders, it shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, it allows shareholders to more easily compare the total expenses of the Equity Funds with the total expenses of other mutual funds. In reviewing the unified management fee for the Equity Funds the Board and the Committee compared the unified management fees of the Equity Funds to the total expense ratios and the advisory fees of funds deemed relevant by the Board managed by other investment advisers. They also considered the estimated portion of the unified fee that was retained by CGTC after payment of certain administrative services fees to State Street Bank and Trust Company. They observed that the total expenses of the Equity Funds remain at or below those of most other relevant funds.

The Board and the Committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CGTC. The Board and the Committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the funds.

4. Ancillary benefits

The Board and the Committee considered a variety of other benefits that CGTC and its affiliates receive as a result of CGTC’s relationship with the funds, including fees for administrative services paid to CGTC’s Capital Group Private Client Services division and possible ancillary benefits to CGTC and its affiliates. The Board and the Committee reviewed CGTC’s portfolio trading practices, noting that while CGTC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The Board and the Committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CGTC by the funds.

Capital Group Private Client Services Funds
Approval of investment advisory and service agreement (unaudited) (continued)

5. Adviser financial information

The Board and the Committee reviewed information regarding CGTC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading and other administrative operations. They considered CGTC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s investment professionals. The Board and the Committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of the Capital Group organization’s long-term profitability for maintaining CGTC’s independence, company culture and management continuity. They further considered CGTC’s reimbursement of fund expenses through voluntary fee caps. The Board and the Committee concluded that each fund’s fee structure reflected a reasonable sharing of benefits between CGTC and fund shareholders.

Capital Group Private Client Services Funds

Offices of the funds Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618	Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626
Offices of the investment adviser Capital Guardian Trust Company 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Private Client Services at 800-421-4996. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: June 28, 2013